                                                       Registration No. 33-54662
                                                                       811-05006


     As filed with the Securities and Exchange Commission on April 29, 2003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 17


                                   ----------

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                       PENN MUTUAL VARIABLE LIFE ACCOUNT I


                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                                   ----------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                (Name and complete address of agent for service)

                                   ----------

                                    COPY TO:
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993

                                   ----------

     It is proposed that this filing will become effective:

           / / Immediately upon filing pursuant to paragraph (b) of Rule 485.

           /X/ On May 1, 2003, pursuant to paragraph (b) of Rule 485.

           / / 60 days after filing pursuant to paragraph (a) of Rule 485.

           / / On May 1, 2003 pursuant to paragraph (a) of Rule 485.

================================================================================

                              CROSS REFERENCE SHEET

                                                                                          LOCATION IN STATEMENT OF
     FORM N-6 ITEM NUMBER                      LOCATION IN PROSPECTUS                      ADDITIONAL INFORMATION
     --------------------                      ----------------------                     ------------------------
1.  Front and Back Cover Pages             Front and Back Cover Pages

2.  Risk/Benefit Summary:                  Summary of the Benefits and Risks of
    Benefits and Risks                     the Policy

3.  Risk/Benefit Summary: Fee Table        Fee Tables

4.  General Description of                 Front Cover Page, the Penn Mutual Life
    Registrant, Depositor and              Insurance Company, Penn Mutual Variable
    Portfolio Companies                    Life Account I.

5.  Charges                                What are the Fees and Charges Under the
                                           Policy?  Are There Other Charges that
                                           Penn Mutual Could Deduct in the Future?
                                           What Are the Supplemental Benefit
                                           Riders I Can Buy?

6.  General Description of Contracts       What is the Policy? Who Owns the
                                           Policy? How Do I Communicate with Penn
                                           Mutual? What is the Timing of
                                           Transactions Under the Policy?  How
                                           Does Penn Mutual Communicate With Me?

7.  Premiums                               How Will the Value of the Policy Change
                                           Over Time? What Payments Must I Make
                                           Under the Policy?

8.  Death Benefits and Contract Values     How Much Life Insurance Does the Policy
                                           Provide?  How Will the Value of the
                                           Policy Change Over Time? Can I Change
                                           Insurance Coverage Under the Policy?
                                           How Can I Change the Policy's
                                           Investment Allocations? What Are the
                                           Supplemental Benefit Riders I Can Buy?

9.  Surrenders, Partial Surrenders         How Can I Withdraw Money From the
    and Partial Withdrawals                Policy?  What Are the Fees and Charges
                                           Under the Policy?

10. Loans                                  What is Policy Loan?

11. Lapse and Reinstatement                What Payments Must I Make Under the
                                           Policy?

                                                                                          LOCATION IN STATEMENT OF
     FORM N-6 ITEM NUMBER                      LOCATION IN PROSPECTUS                      ADDITIONAL INFORMATION
     --------------------                      ----------------------                     ------------------------

12. Taxes                                  How is the Policy Treated for Federal
                                           Income Tax Purposes?

13. Legal Proceedings                      Not Applicable

14. Financial Statements                   Financial Statements                           Financial Statements

15. Cover Page and Table of Contents                                                      Cover Page and Table of Contents

16. General Information and History        The Penn Mutual Life Insurance Company.        Not Applicable
                                           Penn Mutual Variable Life Account I.

17. Services                                                                              Not Applicable

18. Premiums                                                                              Not Applicable

19. Additional Information About                                                          Not Applicable
    Operation of Contracts and
    Registrant

20. Underwriters                                                                          Sale of Policies

21. Additional Information About
    Charges

22. Lapse and Reinstatement                                                               Not Applicable

23. Loans                                                                                 Not Applicable

24. Financial Statements                                                                  Financial Statements

25. Performance Data                                                                      Performance Data

26. Illustrations                                                                         Not Applicable

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL II

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

     The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                        MANAGER
     Money Market Fund                                         Independence Capital Management, Inc.
     Limited Maturity Bond Fund                                Independence Capital Management, Inc.
     Quality Bond Fund                                         Independence Capital Management, Inc.
     High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
     Growth Equity Fund                                        Independence Capital Management, Inc.
     Large Cap Value Fund                                      Putnam Investment Management, LLC
     Large Cap Growth Fund                                     Franklin Advisers, Inc.
     Index 500 Fund                                            Wells Capital Management Incorporated
     Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
     Mid Cap Value Fund                                        Neuberger Berman Management Inc.
     Strategic Value Fund                                      Lord, Abbett & Co. LLC
     Emerging Growth Fund                                      RS Investment Management, Inc.
     Small Cap Value Fund                                      Royce & Associates, LLC
     International Equity Fund                                 Vontobel Asset Management, Inc.
     REIT Fund                                                 Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                     MANAGER
     Balanced Portfolio                                        Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND         MANAGER
     Equity-Income Portfolio                                   Fidelity Management & Research Company
     Growth Portfolio                                          Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II      MANAGER
     Asset Manager Portfolio                                   Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.           MANAGER
     Emerging Markets Equity (International) Portfolio         Van Kampen

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2003

                        GUIDE TO READING THIS PROSPECTUS

     This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

     The prospectus is arranged as follows:

     -  Pages 3 to 4 provide a summary of the benefits and risks of the Policy.


     -  Pages 5 to 13 provide tables showing fees and charges under the Policy.

     - Pages 13 to 16 provide tables showing fees and expenses of the funds underlying the Policy.


     - Pages 17 to 37 provide additional information about the Policy, in question and answer format.


     - Pages 37 to 38 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.


     - Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

     The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

     The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

     DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.


     PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

     FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

     THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.


     INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

     FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%.

     TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

     LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.


     SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.


     TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.


     RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.


RISK SUMMARY

     SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.


     INVESTMENT PERFORMANCE - The value of your policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

     LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three-year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.


     ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

     TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES


     The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The table below describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.



                                                 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------
          CHARGE                           WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
-------------------------------------   -----------------------------   -------------------------------------------
Maximum Sales Charge (load)             When a premium is paid                4.0% of all premiums paid in excess
                                                                              of the maximum surrender charge
                                                                              premium(2) in the first policy year
                                                                              and for all premiums paid in policy
                                                                              years two and later.(3)

Premium and Federal (DAC) Taxes         When a premium is paid                2.5% of all premiums paid in excess
                                                                              of the maximum surrender charge
                                                                              premium.(2)

Maximum Deferred Sales Charge (load)    When the Policy is surrendered        25% of the lesser of (i) premiums
if the Policy is surrendered within                                           paid and (ii) the maximum surrender
the first seven policy years                                                  charge premium.(2),(4)

Other Surrender Charges if the Policy
is surrendered within the first 11
policy years, or within 11 years of
any increase in the amount of
insurance specified in your Policy,
the charge is deducted 5/

     Minimum Charge                     When the Policy is surrendered.       $1 per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 9 or younger at the
                                                                              date of issue or increase.
     Maximum Charge                     When the Policy is surrendered.       $7 per  $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance for
                                                                              insured age 60 or older at the date
                                                                              of issue or increase.

     Charge for a representative                                              $5 per $1,000 of initial specified
     non-tobacco male insured, age 45                                         amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 45 at the date of the
                                                                              issue or increase.

Partial Surrender Charge                When you partially surrender your     Lesser of $25 or 2.0% of the amount
                                        Policy.                               surrendered.

Transfer Charge

    Current Charge                      When you make a transfer              $ 0.00(6)

    Guaranteed Maximum Charge           When you make a transfer              $10.00


                                                 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------
          CHARGE                           WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
-------------------------------------   -----------------------------   -------------------------------------------
Loans(7)

    Gross Interest Charge               End of each policy year.              Annual rate of 5.0% (before credit
                                                                              from interest paid on collateral
                                                                              held in special loan account.

    Net Interest Charge(8)              End of each policy year.              Annual rate of 1.0% (after credit
                                                                              from interest paid on collateral
                                                                              held in special loan account)(9)


----------

(1). SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2). THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS STATED IN EACH POLICY.

(3). THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 2.25% OF ALL PREMIUMS PAID IN EXCESS OF THE MAXIMUM SURRENDER CHARGE PREMIUM IN THE FIRST POLICY YEAR AND FOR ALL PREMIUMS PAID IN POLICY YEARS TWO AND LATER.


(4). COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

(5). THE "OTHER SURRENDER CHARGE" UNDER THE POLICIES VARY DEPENDING ON THE AGE OF THE INSURED. MORE INFORMATION CONCERNING THE "OTHER SURRENDER CHARGE" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.


(6). NO TRANSACTION FEE IS CURRENTLY IMPOSED FOR MAKING A TRANSFER AMONG INVESTMENT FUNDS AND/OR THE FIXED INTEREST OPTION. WE RESERVE THE RIGHT TO IMPOSE A $10 FEE IN THE FUTURE ON ANY TRANSFER THAT EXCEEDS TWELVE TRANSFERS IN A POLICY YEAR (EXCEPT IN THE CASE OF TRANSFERS OF $5,000,000 OR MORE).

(7). YOU MAY BORROW UP TO 90% OF YOUR CASH SURRENDER VALUE. THE MINIMUM AMOUNT YOU MAY BORROW IS $250. AN AMOUNT EQUIVALENT TO THE LOAN IS WITHDRAWN FROM SUBACCOUNTS OF THE SEPARATE ACCOUNT AND THE FIXED INTEREST OPTION ON A PRORATED BASIS (UNLESS YOU DESIGNATE A DIFFERENT WITHDRAWAL ALLOCATION WHEN YOU REQUEST THE LOAN) AND IS TRANSFERRED TO A SPECIAL LOAN ACCOUNT AS COLLATERAL FOR THE LOAN. SEE WHAT IS A POLICY LOAN IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT POLICY LOANS.

(8). "NET INTEREST CHARGE" MEANS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON THE LOAN AND THE AMOUNT OF INTEREST WE CREDIT TO YOUR POLICY IN THE SPECIAL LOAN ACCOUNT.

(9). AFTER THE TENTH POLICY YEAR, WE INTEND TO CREDIT INTEREST TO THE SPECIAL LOAN ACCOUNT AT THE RATE OF 4.75% (WHICH WILL RESULT IN A NET INTEREST CHARGE OF 0.25% IN THOSE YEARS).

     The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.


                                          PERIODIC CHARGES UNDER THE POLICY
                           NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
              POLICY CHARGES                       DEDUCTED                        AMOUNT DEDUCTED
------------------------------------------   ---------------------   -----------------------------------------------
COST OF INSURANCE CHARGES(1):

    Current Charges                          Monthly                 Minimum of $0.0399 to maximum of $21.5319,
                                                                     per $1,000 net amount of risk.

                                                                     Minimum of $0.0566 to maximum of $83.333,
    Guaranteed Maximum Charges               Monthly                 per $1,000 net amount of risk.


    Charge for a representative
    non-tobacco male insured, age 45

         Current Charges                     Monthly                 Minimum of $0.1567 to maximum of $20.6802,
                                                                     per $1,000 net amount of risk.
         Guaranteed Maximum Charges          Monthly                 Minimum of $0.2767 to maximum of $83.3333,
                                                                     per $1,000 net amount of risk.

MORTALITY AND EXPENSE RISK CHARGE:

    Mortality and Expense Risk Charge        Daily                   0.90% annually from the Policy value that
                                                                     is allocated to the funds.(2)

ADMINISTRATIVE FEES:                         Monthly                 The charge has three parts:

                                                                     (a)  $9.00(3)

                                                                     (b) For the first 12 months following the
                                                                     Policy Date, $0.10 per $1,000 of initial
                                                                     specified amount of insurance.

                                                                     (c) For the first 12 months following an
                                                                     increase in the specified amount of
                                                                     insurance, $0.10 per $1,000 of the
                                                                     increase in specified amount of insurance.


--------------

(1). THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON OUR CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. YOUR POLICY WILL STATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGES. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.

(2). AFTER THE FIFTEENTH (15) POLICY YEAR, THE CHARGE IS REDUCED TO 0.60% ANNUALLY. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY - DAILY MORTALITY AND EXPENSE RISK CHARGE IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

(3). THIS SUB-PART OF THE CHARGE IS CURRENTLY $9.00.

     The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.


                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
    SUPPLEMENTAL BENEFIT RIDER/CHARGES              DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------   ---------------------   ---------------------------------------------------
1. ACCIDENTAL DEATH BENEFIT:

COST OF INSURANCE(1)

   Current Charges                                                   Minimum of $0.0533 to maximum of $0.1108, per
                                                                     $1,000 of accidental death benefit.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.0533 to maximum of $0.1108, per
                                                                     $1,000 of accidental death benefit.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly                 Minimum of $0.0592 to maximum of $0.1108, per
                                                                     $1,000 of accidental death benefit.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.0592 to maximum of $0.1108, per
                                                                     $1,000 of accidental death benefit.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
    SUPPLEMENTAL BENEFIT RIDER/CHARGES              DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------   ---------------------   ---------------------------------------------------
2. ADDITIONAL INSURED TERM INSURANCE
   AGREEMENT:
COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $0.0425 to maximum of $3.0371, per
                                                                     $1,000 of additional insured term insurance
                                                                     benefit.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.0816 to maximum of $4.2109,
                                                                     per $1,000 of additional insured term insurance
                                                                     benefit.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly                 Minimum of $0.2229 to maximum of $1.8945, per
                                                                     $1,000 of additional insured term insurance
                                                                     benefit.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.2767 to maximum of $2.6218, per
                                                                     $1,000 of additional insured term insurance
                                                                     benefit.

ADMINISTRATIVE CHARGES

   First year of Agreement                   Monthly                 $0.10 per $1,000 of additional insured term
                                                                     insurance benefit.

   First year of increase in term            Monthly                 $0.10 per $1,000 of additional insured term
   insurance benefit under Agreement                                 insurance benefit.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
    SUPPLEMENTAL BENEFIT RIDER/CHARGES              DEDUCTED                       AMOUNT DEDUCTED
------------------------------------------   ---------------------   ---------------------------------------------------
3. CHILDREN'S TERM INSURANCE
   AGREEMENT:

COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $0.15 to maximum of $0.15, per $1,000
                                                                     of children's term insurance benefit.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.24 to maximum of $0.24, per $1,000
                                                                     of children's term insurance benefit.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly

                                                                     Minimum of $0.15 to maximum of $0.15, per $1,000
                                                                     of children's term insurance benefit.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.24 to maximum of $0.24, per $1,000
                                                                     of children's term insurance benefit.

4. DISABILITY WAIVER OF MONTHLY
   DEDUCTION:

COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $.0092 to maximum of $0.3192, per
                                                                     $1,000 of net amount of risk.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.117 to maximum of $0.5992, per
                                                                     $1,000 of net amount of risk.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly                 Minimum of $0.0275 to maximum of $0.3192, per
                                                                     $1,000 of net amount of risk.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.0508 to maximum of $0.575, per
                                                                     $1,000 of net amount of risk.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
    SUPPLEMENTAL BENEFIT RIDER/CHARGES              DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------   ---------------------   ---------------------------------------------------
5. DISABILITY WAIVER OF MONTHLY
   DEDUCTION AND DISABILITY MONTHLY
   PREMIUM DEPOSIT AGREEMENT:

DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT

COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $0.0092 to maximum of $0.3192, per
                                                                     $1,000 of net amount of risk.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.0117 to maximum of $0.5992, per
                                                                     $1,000 of net amount of risk.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly                 Minimum of $0.0275 to maximum of $0.3192, per
                                                                     $1,000 of net amount of risk.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.0508 to maximum of $0.5750, per
                                                                     $1,000 of net amount of risk.

DISABILITY MONTHLY PREMIUM DEPOSIT PART
OF AGREEMENT

COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $0.03 to maximum of $0.96 of the
                                                                     stipulated premium in the Policy.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.03 to maximum of $0.96 of the
                                                                     stipulated premium in the Policy.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly                 Minimum of $0.12 to maximum of $0.73, per
                                                                     $1,000 of net amount of risk.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.12 to maximum of $0.73, per
                                                                     $1,000 of net amount of risk.

6. GUARANTEED CONTINUATION OF POLICY:

COST OF INSURANCE                            Monthly                 $0.01 per $1,000 of specified amount of
                                                                     insurance.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
    SUPPLEMENTAL BENEFIT RIDER/CHARGES              DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------   ---------------------   ---------------------------------------------------
7. GUARANTEED OPTION TO INCREASE
   SPECIFIED AMOUNT:

COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $0.0425 to maximum of $0.145, per
                                                                     $1,000 of guaranteed option amount.


   Guaranteed Maximum Charges                Monthly                 Minimum of $0.0425 to maximum of $0.145, per
                                                                     $1,000 of guaranteed option amount.

   Charge for a representative
   non-tobacco male insured, age 25

        Current Charges                      Monthly                 Minimum of $0.1058 to maximum of $0.1058, per
                                                                     $1,000 of guaranteed option amount.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.1058 to maximum of $0.1058, per
                                                                     $1,000 of guaranteed option amount.
8. SUPPLEMENTAL TERM INSURANCE
   AGREEMENT:

COST OF INSURANCE CHARGES(1)

   Current Charges                           Monthly                 Minimum of $0.0441 to maximum of $16.4756, per
                                                                     $1,000 of net amount of risk attributable to the
                                                                     term insurance benefit.

   Guaranteed Maximum Charges                Monthly                 Minimum of $0.0566 to maximum of $25.4788, per
                                                                     $1,000 of net amount of risk attributable to the
                                                                     term insurance benefit.

   Charge for a representative
   non-tobacco male insured, age 45

        Current Charges                      Monthly                 Minimum of $0.2229 to maximum of $15.5899, per
                                                                     $1,000 of net amount of risk attributable to the
                                                                     term insurance benefit.

        Guaranteed Maximum Charges           Monthly                 Minimum of $0.2767 to maximum of $25.2598, per
                                                                     $1,000 of net amount of risk attributable to the
                                                                     term insurance benefit.

ADMINISTRATIVE CHARGES

   First year of Agreement                   Monthly                 $0.10 per $1,000 of additional insured term
                                                                     insurance benefit.

   First year of increase in term            Monthly                 $0.10 per $1,000 of additional insured term
   insurance benefit under Agreement                                 insurance benefit.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
    SUPPLEMENTAL BENEFIT RIDER/CHARGES              DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------   ---------------------   ---------------------------------------------------
9. SUPPLEMENTAL EXCHANGE AGREEMENT:

   Current Charges                           Monthly                 No charge

   Guaranteed Maximum Charges                Monthly                 No charge


----------
(1). THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATION. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.


     The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.



                                                                                   MINIMUM:             MAXIMUM:
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses)                                                                            0.36%               2.25%
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses) - AFTER CONTRACTUAL FEE WAIVERS(1)                                         0.36%(2)            1.93%(3)


(1) For the fiscal year ended December 31, 2002, total annual operating expenses of seven of the 21 underlying funds were reduced pursuant to contractual waivers of fees. See tables below for detailed information on these waivers.

(2) After a voluntary fee waiver by the Administrative and Corporate Service Agent of a portion of its fee, which would have otherwise been payable by the Index 500 Fund, the minimum total operating expenses of the funds was 0.25%. The Administrative and Corporate Service Agent may discontinue all or part of this waiver in the future.

(3) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.75%. The Adviser may discontinue all or part of this waiver in the future.

     The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                          TOTAL                      NET
                                               MANAGEMENT     OTHER       FUND        FEE           FUND
                                                  FEES      EXPENSES    EXPENSES    WAIVERS       EXPENSES
                                               ----------   --------    --------    -------       --------
       Money Market                               0.19%       0.28%       0.47%       0.00%          0.47%
       Limited Maturity Bond                      0.30%       0.33%       0.63%       0.00%          0.63%
       Quality Bond                               0.34%       0.28%       0.62%       0.00%          0.62%
       High Yield Bond                            0.50%       0.33%       0.83%       0.00%          0.83%
       Flexibly Managed                           0.60%       0.25%       0.85%       0.00%          0.85%(1)
       Growth Equity                              0.64%       0.29%       0.93%       0.01%(2)       0.92%(1)
       Large Cap Value                            0.60%       0.28%       0.88%       0.00%          0.88%(1)
       Large Cap Growth                           0.55%       1.56%       2.11%       1.13%(3)       0.98%
       Index 500                                  0.07%       0.29%       0.36%       0.00%          0.36%(6)
       Mid Cap Growth                             0.70%       0.35%       1.05%       0.06%(3)       0.99%(1)
       Mid Cap Value                              0.55%       0.30%       0.85%       0.00%          0.85%(1)
       Strategic Value                            0.72%       1.52%       2.24%       1.00%(4)       1.24%
       Emerging Growth                            0.74%       0.32%       1.06%       0.01%(5)       1.05%
       Small Cap Value                            0.85%       0.31%       1.16%       0.01%(5)       1.15%
       International Equity                       0.85%       0.38%       1.23%       0.00%          1.23%(1)
       REIT                                       0.70%       1.55%       2.25%       1.03%(4)       1.22%

----------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2002.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

          Flexibly Managed                     0.84%
          Growth Equity                        0.87%
          Large Cap Value                      0.86%
          Mid Cap Growth                       0.88%
          Mid Cap Value                        0.75%
          International Equity                 1.19%

(2) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(3) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(4) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.25% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(5) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(6) The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent waived a portion of its fees and/or reimbursed expenses in order to keep total operating expenses at a specified level. The Administrative and Corporate Services Agent may discontinue all or part of this waiver in the future. With this fee waiver, the Fund's actual total operating expenses were 0.25%.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION      OTHER    TOTAL FUND
                                                                         FEES         EXPENSES    EXPENSES
                                                                    --------------    --------   ----------
Balanced                                                                 0.85%           0.27%      1.12%

----------
(a)  These expenses are for the fiscal year ended December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT     OTHER   TOTAL FUND
                                                                       FEE      EXPENSES   EXPENSES
                                                                   ----------   --------  ----------
Equity-Income                                                         0.48%       0.09%      0.57%
Growth                                                                0.58%       0.09%      0.67%

----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT     OTHER   TOTAL FUND
                                                                       FEE      EXPENSES   EXPENSES
                                                                   ----------   --------  ----------
Asset Manager                                                         0.53%       0.10%      0.63%

----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT     OTHER   TOTAL FUND
                                                                       FEE      EXPENSES   EXPENSES
                                                                   ----------   --------  ----------
Emerging Markets Equity (International)                               1.25%       0.68%    1.93%(b)

----------
(a)  These expenses are for the fiscal year ended December 31, 2002.

(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser were 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include Policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

     This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                       PAGE
What Is the Policy?                                                              18

Who Owns the Policy?                                                             18

What Payments Must I Make Under the Policy?                                      19

How Are Amounts Credited to the Separate Account?                                21

How Much Life Insurance Does the Policy Provide?                                 21

Can I Change Insurance Coverage Under the Policy?                                22

What Is the Value of My Policy?                                                  23

How Can I Change the Policy's Investment Allocations?                            23

What Are the Fees and Charges Under the Policy?                                  25

What Are the Supplemental Benefit Riders That I Can Buy?                         28

What Is a Policy Loan?                                                           30

How Can I Withdraw Money from the Policy?                                        31

Can I Choose Different Payout Options Under the Policy?                          31

How Is the Policy Treated Under Federal Income Tax Law?                          32

Are There Other Charges That Penn Mutual Could Deduct in the Future?             35

How Do I Communicate With Penn Mutual?                                           35

What Is the Timing of Transactions Under the Policy?                             36

How Does Penn Mutual Communicate With Me?                                        36

Do I Have the Right to Cancel the Policy?                                        37

WHAT IS THE POLICY?

     The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

     You will have several options under the Policy. Here are some major ones:

     -    Determine when and how much you pay to us

     - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

     -    Borrow money

     -    Change the beneficiary

     -    Change the amount of insurance protection

     -    Change the death benefit option you have selected

     - Surrender or partially surrender your Policy for all or part of its net cash surrender value

     - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

     Most of these options are subject to limits that are explained later in this prospectus.

     If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.


     The maturity date of a Policy is the Policy anniversary nearest the insured's 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.


WHO OWNS THE POLICY?

     You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

     Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix B at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

     Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

     We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

     If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

     The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

     If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

     We will also accept premiums:

     -    by wire or by exchange from another insurance company,

     - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

     -    if we agree to it, through a salary deduction plan with your employer.

     You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

     Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

          (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

          (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

     If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

     The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

     The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

     If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

     If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

     If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.

     If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

     From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

     When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.

     For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally at the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

     The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where


          (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and


          (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

     In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

     When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

     - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

     - Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or
          (b) the "applicable percentage" of the policy value on the date of the insured's death.

     The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.

     If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

     Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

     You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

     - after the change, the specified amount of insurance must be at least $50,000;

     - no change may be made in the first policy year and no more than one change may be made in any policy year; and

     - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

     You may increase the specified amount of insurance, subject to the following conditions:

     - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

     - you must return your policy so we can amend it to reflect the increase;

     -    any increase in the specified amount must be at least $10,000; and

     - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

     If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

     You may decrease the specified amount of insurance, subject to the following conditions:

     -    no change may be made in the first policy year;

     - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

     - no decrease may be made within one year of an increase in the specified amount; and

     - any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

     TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

     See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

     Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

     The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

     At any time, your policy value is equal to:

     -  the net premiums you have paid,

     - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account,

     - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

     -  minus policy charges we deduct, and

     -  minus partial surrenders you have made.

     If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

     You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

     You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

     - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

     - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

     -    we may defer transfers under certain conditions;

     -    transfers may not be made during the free look period; and


     - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.


     The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

DOLLAR COST AVERAGING

     This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office 800-523-0650. You may discontinue the program at any time.

ASSET REBALANCING

     This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office 800-523-0650. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

- Premium Charge - 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

- Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9.00 (Currently, the flat dollar charge is $9 in the first policy year and $5 thereafter - we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


- Daily Mortality and Expense Risk Charge - A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the policy. Our current charge is 0.90% annually of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60% annually. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration


- Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

     We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

     If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

     With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

     (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

     (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

     (c) = the applicable surrender factor from the table below in which the policy year is determined.

     With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

     (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

     (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

      SURRENDER DURING POLICY YEAR                               SURRENDER FACTOR
      ----------------------------                               ----------------
            1st through 7th                                            1.00
                  8th                                                  0.80

                  9th                                                  0.60

                  10th                                                 0.40

                  11th                                                 0.20

             12th and later                                            0.00

     If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

     If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

     We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

     If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

     This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

     We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

     Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?


     We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.


ACCIDENTAL DEATH BENEFIT

     This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

     This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

     Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

CHILDREN'S TERM INSURANCE AGREEMENT

     This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

     Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

     This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

     This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY

     This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

     This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.




SUPPLEMENTAL TERM INSURANCE AGREEMENT

     This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

     Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

     The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

     The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange and the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

     Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

     You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.


     Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Accounts. The special loan account will earn interest at 4% (or more at our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).


     You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

     If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

     The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

     If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

     You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

     You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

     - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

     -    no more than four partial surrenders may be made in a policy year;

     -    each partial surrender must be at least $250;

     - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

     - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.


     If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.


     Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

     Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

     You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

     You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

     Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

     Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the

Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

     The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION


     Your Policy will be treated as a life insurance contract under federal income tax law if it passes the Guideline Premium/Cash Value Corridor Test. Under the Guideline Premium/Cash Value Corridor Test the Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

     The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy.


MODIFIED ENDOWMENT CONTRACTS

     The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

     Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

     All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

     The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary.

Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

     Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

     Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

     Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

OTHER TAX CONSIDERATIONS

     The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

     The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

     The foregoing is a summary federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

     We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

     You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

     Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

     -  policy loans in excess of $25,000, and full and partial surrenders;

     -  change of death benefit option;

     -  changes in specified amount of insurance;

     -  change of beneficiary;

     -  election of payment option for Policy proceeds; and

     -  tax withholding elections.

     You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

     We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

     You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

     Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

     We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

     Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

     We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

     We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

     At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

     You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

     In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

     In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuity in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

     We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

     Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

     Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

     If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

     We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

     To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

     We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                              INDEPENDENT AUDITORS

     Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account and Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

SAMPLE MINIMUM INITIAL PREMIUMS

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

                                                                           MINIMUM
                                     SEX OF                                INITIAL
          ISSUE AGE OF INSURED      INSURED     BASIC DEATH BENEFIT        PREMIUM
        ------------------------------------------------------------------------------
                   25                  M             $  50,000           $   289.00

                   30                  F             $  75,000           $   459.00

                   35                  M             $  75,000           $   651.00

                   40                  F             $ 100,000           $   931.00

                   45                  M             $ 100,000           $ 1,368.00

                   50                  F             $ 100,000           $ 1,456.00

                   55                  M             $ 100,000           $ 2,257.00

                   60                  F             $  75,000           $ 1,787.00

                   65                  M             $  75,000           $ 2,950.00

                   70                  F             $  50,000           $ 2,117.00

APPENDIX B

APPLICABLE PERCENTAGES

        ATTAINED AGE                PERCENTAGE
-----------------------------------------------
            0-40                        250

             41                         243

             42                         236

             43                         229

             44                         222

             45                         215

             46                         209

             47                         203

             48                         197

             49                         191

             50                         185

             51                         178

             52                         171

             53                         164

             54                         157

             55                         150

             56                         146

             57                         142

             58                         138

             59                         134

             60                         130

             61                         128

             62                         126

             63                         124

             64                         122

             65                         120

             66                         119

             67                         118

             68                         117

             69                         116

             70                         115

             71                         113

             72                         111

             73                         109

             74                         107

           75-90                        105

             91                         104

             92                         103

             93                         102

             94                         101

             95                         100

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       STATEMENT OF ADDITIONAL INFORMATION


     A free copy of the Statement of Additional Information ("SAI"), dated May 1, 2003, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


     In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

     Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL III

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

     The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                            MANAGER
     Money Market Fund                                             Independence Capital Management, Inc.
     Limited Maturity Bond Fund                                    Independence Capital Management, Inc.
     Quality Bond Fund                                             Independence Capital Management, Inc.
     High Yield Bond Fund                                          T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                         T. Rowe Price Associates, Inc.
     Growth Equity Fund                                            Independence Capital Management, Inc.
     Large Cap Value Fund                                          Putnam Investment Management, LLC
     Large Cap Growth Fund                                         Franklin Advisers, Inc.
     Index 500 Fund                                                Wells Capital Management Incorporated
     Mid Cap Growth Fund                                           Turner Investment Partners, Inc.
     Mid Cap Value Fund                                            Neuberger Berman Management Inc.
     Strategic Value Fund                                          Lord, Abbett & Co. LLC
     Emerging Growth Fund                                          RS Investment Management, Inc.
     Small Cap Value Fund                                          Royce & Associates, LLC
     International Equity Fund                                     Vontobel Asset Management, Inc.
     REIT Fund                                                     Heitman Real Estate Securities LLC
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
     Balanced Portfolio                                            Neuberger Berman Management Inc.
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
     Equity-Income Portfolio                                       Fidelity Management & Research Company
     Growth Portfolio                                              Fidelity Management & Research Company
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
     Asset Manager Portfolio                                       Fidelity Management & Research Company
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
     Emerging Markets Equity (International) Portfolio             Van Kampen

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2003

                        GUIDE TO READING THIS PROSPECTUS

     This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

     The prospectus is arranged as follows:

     - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.


     - Pages 5 to 13 provide tables showing fees and charges under the Policy.

     - Pages 13 to 16 provide tables showing fees and expenses of the funds underlying the Policy.

     - Pages 17 to 38 provide additional information about the Policy, in question and answer format.

     - Pages 38 to 40 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.


     - Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

     The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

     The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

     DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

     PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

     FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

     THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

     INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

     FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

     TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

     LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.


     SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

     TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.

     RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

     SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.


     INVESTMENT PERFORMANCE - The value of your policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

     LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three-year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.


     ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

     TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES


     The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The table below describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.



                                                 TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------
                 CHARGE                        WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (load)             When a premium is paid.               4.0% of premium payments.(2)

Premium and Federal (DAC) Taxes         When a premium is paid.               3.5% of premium payments.

Maximum Deferred Sales Charge (load)    When the Policy is surrendered.       25% of the lesser of (i) premiums
if the Policy is surrendered within                                           paid and (ii) the "maximum
the first seven policy years                                                  surrender charge premium."(3)

Other Surrender Charges if the Policy
is surrendered within the first 11
policy years, or within 11 years of
any increase in the amount of insurance
specified in your Policy, the charge
is deducted(4)

   Minimum Charge                       When the Policy is surrendered.       $1 per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 9 or younger at the
                                                                              date of issue or increase.
   Maximum Charge                       When the Policy is surrendered.       $7 per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 60 or older at the date
                                                                              of issue or increase.

   Charge for a representative          When the Policy is surrendered.       $5 per $1,000 of initial specified
   non-tobacco male insured, age 45                                           amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 45 at the date of issue
                                                                              or increase.

Partial Surrender Charge                When you partially surrender your     Lesser of $25 or 2.0% of the amount
                                        Policy.                               surrendered.

Transfer Charge

   Current Charge                       When you make a transfer.             $0.00(5)

   Guaranteed Maximum Charge            When you make a transfer.             $10.00

                                                 TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------
                 CHARGE                        WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------
Loans (6)

   Gross Interest Charge                End of each policy year.              Annual rate of 4.0% (before credit
                                                                              from interest paid on collateral
                                                                              held in special loan account).

   Net Interest Charge (7)              End of each policy year.              Annual rate of 1.0% (after credit
                                                                              from interest paid on collateral
                                                                              held in special loan account).(8)


----------
(1) SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2) THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 2.25% FOR ALL PREMIUMS PAID IN EXCESS OF THE MAXIMUM SURRENDER CHARGE.


(3) THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.


(4) THE "OTHER SURRENDER CHARGE" UNDER THE POLICIES VARY DEPENDING ON THE AGE OF THE INSURED. MORE INFORMATION CONCERNING THE "OTHER SURRENDER CHARGE" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

(5) NO TRANSACTION FEE IS CURRENTLY IMPOSED FOR MAKING A TRANSFER AMONG INVESTMENT FUNDS AND/OR THE FIXED INTEREST OPTION. WE RESERVE THE RIGHT TO IMPOSE A $10 FEE IN THE FUTURE ON ANY TRANSFER THAT EXCEEDS TWELVE TRANSFERS IN A POLICY YEAR (EXCEPT IN THE CASE OF TRANSFERS OF $5,000,000 OR MORE).

(6) YOU MAY BORROW UP TO 90% OF YOUR CASH SURRENDER VALUE. THE MINIMUM AMOUNT YOU MAY BORROW IS $250. AN AMOUNT EQUIVALENT TO THE LOAN IS WITHDRAWN FROM SUBACCOUNTS OF THE SEPARATE ACCOUNT AND THE FIXED INTEREST OPTION ON A PRORATED BASIS (UNLESS YOU DESIGNATE A DIFFERENT WITHDRAWAL ALLOCATION WHEN YOU REQUEST THE LOAN) AND IS TRANSFERRED TO A SPECIAL LOAN ACCOUNT AS COLLATERAL FOR THE LOAN. SEE WHAT IS A POLICY LOAN IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT POLICY LOANS.

(7) "NET INTEREST CHARGE" MEANS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON THE LOAN AND THE AMOUNT OF INTEREST WE CREDIT TO YOUR POLICY IN THE SPECIAL LOAN ACCOUNT.

(8) ON A GUARANTEED BASIS, AFTER THE TENTH POLICY YEAR, WE WILL CREDIT INTEREST TO THE SPECIAL LOAN ACCOUNT AT THE RATE OF 3.75% (WHICH WILL RESULT IN A NET INTEREST CHARGE OF 0.25% IN THOSE YEARS.)

     The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.


                                            PERIODIC CHARGES UNDER THE POLICY
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                    WHEN CHARGE IS
              POLICY CHARGES                           DEDUCTED                         AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES(1)
   Current Charges                      Monthly                               Minimum of $0.0399 to maximum of $21.5319,
                                                                              per $1,000 net amount of risk.

                                            PERIODIC CHARGES UNDER THE POLICY
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                    WHEN CHARGE IS
              POLICY CHARGES                           DEDUCTED                         AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
   Guaranteed Maximum Charges           Monthly                               Minimum of $0.0566 to maximum of $83.3333,
                                                                              per $1,000 net amount of risk.

   Charge for a representative
   non-tobacco male insured, age 45.

   Current Charges                      Monthly                               Minimum of $0.1567 to maximum of $20.6802,
                                                                              per $1,000 net amount of risk.

   Guaranteed Maximum Charges           Monthly                               Minimum of $0.2767 to maximum of $83.3333,
                                                                              per $1,000 net amount of risk.

MORTALITY AND EXPENSE RISK CHARGE:

   Mortality and Expense Risk Charge    Daily                                 0.90% annually from the Policy value that is
                                                                              allocated to the funds.(2)

ADMINISTRATIVE FEES:                    Monthly                               The charge has three parts:

                                                                              (a) $9.00(3)

                                                                              (b) For the first 12 months following the
                                                                              Policy Date, $0.10 per $1,000 of initial
                                                                              specified amount of insurance.

                                                                              (c) For the first 12 months following an
                                                                              increase in the specified amount of
                                                                              insurance, $0.10 per $1,000 of the increase
                                                                              in specified amount of insurance.


----------

(1) THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON OUR CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. YOUR POLICY WILL STATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGES. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.

(2) THE CHARGE IS CURRENTLY REDUCED TO 0.45% ANNUALLY. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY - DAILY MORTALITY AND EXPENSE RISK CHARGE IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

(3) THIS SUB-PART OF THE CHARGE IS CURRENTLY REDUCED TO $8.00.



     The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL BENEFIT RIDER/CHARGES        WHEN CHARGE IS                    AMOUNT DEDUCTED
                                               DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:

COST OF INSURANCE(1)
    Current Charges                       Monthly               Minimum of $0.0533 to maximum of $0.1108, per $1,000 of
                                                                accidental death benefit.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0533 to maximum of $0.1108, per $1,000 of
                                                                accidental death benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.0592 to maximum of $0.1108, per $1,000 of
                                                                accidental death benefit.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.0592 to maximum of $0.1108, per $1,000 of
                                                                accidental death benefit.

2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.0559 to maximum of $3.0371, per $1,000 of
                                                                additional insured term insurance benefit.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0816 to maximum of $4.2109, per $1,000 of
                                                                additional insured term insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

       CurrentCharges                     Monthly               Minimum of $0.2645 to maximum of $1.8945, per $1,000 of
                                                                additional insured term insurance benefit.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.2767 to maximum of $2.6218, per $1,000 of
                                                                additional insured term insurance benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement               Monthly               $0.10 per $1,000 of additional insured term insurance
                                                                benefit.

    First year of increase in term        Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                           insurance benefit.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL BENEFIT RIDER/CHARGES        WHEN CHARGE IS                    AMOUNT DEDUCTED
                                               DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
3.  BUSINESS ACCOUNTING BENEFIT(2):

ADMINISTRATIVE CHARGES

    First eleven years of the Policy      Monthly               $0.03 per $1,000 of original specified amount of
                                                                insurance.

    First eleven years after an increase  Monthly               $0.03 per $1,000 of increase in specified
    in the specified amount of insurance                        amount of insurance.

4.  CHILDREN'S TERM INSURANCE AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.15 to maximum of $0.15, per $1,000 of
                                                                children's term insurance benefit.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.24 to maximum of $0.24, per $1,000 of
                                                                children's term insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.15 to maximum of $0.15, per $1,000 of
                                                                children's term insurance benefit.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.24 to maximum of $0.24, per $1,000 of
                                                                children's term insurance benefit.

5.  DISABILITY WAIVER OF MONTHLY DEDUCTION:

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.0092 to maximum of $0.3192, per $1,000 of
                                                                net amount of risk.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0117 to maximum of $0.5992, per $1,000 of
                                                                net amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.0275 to maximum of $0.3192, per $1,000 of
                                                                net amount of risk.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.0508 to maximum of $0.0575, per $1,000 of
                                                                net amount of risk.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL BENEFIT RIDER/CHARGES        WHEN CHARGE IS                    AMOUNT DEDUCTED
                                               DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
6.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:

DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.0092 to maximum of $0.3192, per $1,000 of
                                                                net amount of risk.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0117 to maximum of $0.5992, per $1,000 of
                                                                net amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.0275 to maximum of $0.3192, per $1,000 of
                                                                net amount of risk.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.0508 to maximum of $0.5750, per $1,000 of
                                                                net amount of risk.

DISABILITY MONTHLY PREMIUM DEPOSIT PART
OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.03 to maximum of $0.96, per $1,000 of the
                                                                stipulated premium in the Policy.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.03 to maximum of $0.96, per $1,000 of the
                                                                stipulated premium in the Policy.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.12 to maximum of $0.73, per $1,000 of the
                                                                stipulated premium in the Policy.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.12 to maximum of $0.73, per $1,000 of the
                                                                stipulated premium in the Policy.

7.  GUARANTEED CONTINUATION OF POLICY:

COST OF INSURANCE                         Monthly               $0.01 per $1,000 of specified amount of insurance.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL BENEFIT RIDER/CHARGES        WHEN CHARGE IS                    AMOUNT DEDUCTED
                                               DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
8.  GUARANTEED OPTION TO EXTEND MATURITY DATE:

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               No charge.

    Guaranteed Maximum Charges            Monthly               Minimum of $2.80 to maximum of $6.30, per $1,000 of net
                                                                amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               No charge.

       Guaranteed Maximum Charges         Monthly               Minimum of $2.80 to maximum of $6.30, per $1,000 of net
                                                                amount of risk.

9.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.0425 to maximum of $0.145, per $1,000 of
                                                                guaranteed option amount.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0425 to maximum of $0.145, per $1,000 of
                                                                guaranteed option amount.

    Charge for a representative non-
    tobacco male insured, age 25.

       Current Charges                    Monthly               Minimum of $0.1058 to maximum of $0.1058, per $1,000 of
                                                                guaranteed option amount.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.1058 to maximum of $0.1058, per $1,000 of
                                                                guaranteed option amount.

                               PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                             NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL BENEFIT RIDER/CHARGES        WHEN CHARGE IS                    AMOUNT DEDUCTED
                                               DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
10. RETURN OF PREMIUM TERM INSURANCE:

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.0559 to maximum of $26.1662, per $1,000 of
                                                                term insurance.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0816 to maximum of $83.3333, per $1,000 of
                                                                term insurance.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.1592 to maximum of $26.1662, per $1,000 of
                                                                term insurance.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.2767 to maximum of $83.3333, per $1,000 of
                                                                term insurance.

11. SUPPLEMENTAL TERM INSURANCE
    AGREEMENT(3):

COST OF INSURANCE CHARGES(1)

    Current Charges                       Monthly               Minimum of $0.0441 to maximum of $26.1662, per $1,000 of
                                                                net amount of risk attributable to the term insurance
                                                                benefit.

    Guaranteed Maximum Charges            Monthly               Minimum of $0.0566 to maximum of $83.3333, per $1,000 of
                                                                net amount of risk attributable to the term insurance
                                                                benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

       Current Charges                    Monthly               Minimum of $0.1592 to maximum of $26.1662, per $1,000 of
                                                                net amount of risk attributable to the term insurance
                                                                benefit.

       Guaranteed Maximum Charges         Monthly               Minimum of $0.2767 to maximum of $83.3333, per $1,000 of
                                                                net amount of risk attributable to the term insurance
                                                                benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement               Monthly               $0.10 per $1,000 of additional insured term insurance
                                                                benefit.

    First year of increase in term        Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                           insurance benefit.

12. SUPPLEMENTAL EXCHANGE AGREEMENT:

    Current Charges                       Monthly               No charge.

    Guaranteed Maximum Charges            Monthly               No charge.

----------
(1) THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.


(2) THIS RIDER IS NOT AVAILABLE TO ALL PERSONS. SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? - BUSINESS ACCOUNTING BENEFIT IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(3) FOR PURPOSES OF DETERMINING THE ALLOCATION OF NET AMOUNT AT RISK BETWEEN THE SPECIFIED AMOUNT OF INSURANCE IN THE POLICY, AND THE TERM INSURANCE BENEFIT, THE POLICY VALUE WILL BE ALLOCATED AS FOLLOWS: FIRST TO THE INITIAL TERM INSURANCE BENEFIT SEGMENT, THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE TERM INSURANCE BENEFIT IN THE ORDER OF THE INCREASES, THEN TO THE INITIAL SPECIFIED AMOUNT SEGMENT, AND THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE SPECIFIED AMOUNT IN THE ORDER OF THE INCREASES. ANY INCREASE IN THE DEATH BENEFIT IN ORDER TO MAINTAIN THE REQUIRED MINIMUM MARGIN BETWEEN THE DEATH BENEFIT AND THE POLICY VALUE WILL BE ALLOCATED TO THE MOST RECENT INCREASE IN THE SPECIFIED AMOUNT IN THE POLICY.



     The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.



                                                                                   MINIMUM:            MAXIMUM:
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses)                                                                            0.36%               2.25%

MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses) - AFTER CONTRACTUAL FEE WAIVERS(1)                                         0.36%(2)            1.93%(3)


----------
(1) For the fiscal year ended December 31, 2002, total annual operating expenses of seven of the twenty-one underlying funds were reduced pursuant to contractual waivers of fees. See tables below for detailed information on these waivers.

(2) After a voluntary fee waiver by the Administrative and Corporate Service Agent of a portion of its fee, which would have otherwise been payable by the Index 500 Fund, the minimum total operating expenses of the funds was 0.25%. The Administrative and Corporate Service Agent may discontinue all or part of this waiver in the future.

(3) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.75%. The Adviser may discontinue all or part of this waiver in the future.

     The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                             TOTAL                       NET
                                   MANAGEMENT     OTHER       FUND        FEE            FUND
                                      FEES      EXPENSES    EXPENSES    WAIVERS        EXPENSES
                                   ----------   --------    --------    -------        --------
Money Market                          0.19%       0.28%       0.47%       0.00%          0.47%
Limited Maturity Bond                 0.30%       0.33%       0.63%       0.00%          0.63%
Quality Bond                          0.34%       0.28%       0.62%       0.00%          0.62%
High Yield Bond                       0.50%       0.33%       0.83%       0.00%          0.83%
Flexibly Managed                      0.60%       0.25%       0.85%       0.00%          0.85%(1)
Growth Equity                         0.64%       0.29%       0.93%       0.01%(2)       0.92%(1)
Large Cap Value                       0.60%       0.28%       0.88%       0.00%          0.88%(1)
Large Cap Growth                      0.55%       1.56%       2.11%       1.13%(3)       0.98%
Index 500                             0.07%       0.29%       0.36%       0.00%          0.36%(6)
Mid Cap Growth                        0.70%       0.35%       1.05%       0.06%(3)       0.99%(1)
Mid Cap Value                         0.55%       0.30%       0.85%       0.00%          0.85%(1)
Strategic Value                       0.72%       1.52%       2.24%       1.00%(4)       1.24%
Emerging Growth                       0.74%       0.32%       1.06%       0.01%(5)       1.05%
Small Cap Value                       0.85%       0.31%       1.16%       0.01%(5)       1.15%
International Equity                  0.85%       0.38%       1.23%       0.00%          1.23%(1)
REIT                                  0.70%       1.55%       2.25%       1.03%(4)       1.22%

----------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2002.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

                 Flexibly Managed                      0.84%
                 Growth Equity                         0.87%
                 Large Cap Value                       0.86%
                 Mid Cap Growth                        0.88%
                 Mid Cap Value                         0.75%
                 International Equity                  1.19%

(2) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(3) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(4) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.25% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(5) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(6) The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent waived a portion of its fees and/or reimbursed expenses in order to keep total operating expenses at a specified level. The Administrative and Corporate Services Agent may discontinue all or part of this waiver in the future. With this fee waiver, the Fund's actual total operating expenses were 0.25%.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION     OTHER     TOTAL FUND
                                                                         FEES         EXPENSES    EXPENSES
                                                                    --------------    --------   ---------
Balanced                                                                0.85%          0.27%        1.12%

----------
(a)  These expenses are for the fiscal year ended December 31, 2002.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT         OTHER      TOTAL FUND
                                                                       FEE           EXPENSES     EXPENSES
                                                                  -------------      --------   ---------
Equity-Income                                                         0.48%            0.09%        0.57%
Growth                                                                0.58%            0.09%        0.67%

----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT         OTHER      TOTAL FUND
                                                                       FEE           EXPENSES     EXPENSES
                                                                  -------------      --------   ---------
Asset Manager                                                         0.53%            0.10%        0.63%

----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT         OTHER      TOTAL FUND
                                                                       FEE           EXPENSES     EXPENSES
                                                                  -------------      --------   ---------
Emerging Markets Equity (International)                               1.25%            0.68%        1.93%(b)

----------
(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser were 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include Policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

     This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                      PAGE
What Is the Policy?                                                             18

Who Owns the Policy?                                                            18

What Payments Must I Make Under the Policy?                                     19

How Are Amounts Credited to the Separate Account?                               21

How Much Life Insurance Does the Policy Provide?                                21

Can I Change Insurance Coverage Under the Policy?                               22

What Is the Value of My Policy?                                                 23

How Can I Change the Policy's Investment Allocations?                           24

What Are the Fees and Charges Under the Policy?                                 25

What Are the Supplemental Benefit Riders That I Can Buy?                        28

What Is a Policy Loan?                                                          31

How Can I Withdraw Money from the Policy?                                       32

Can I Choose Different Payout Options Under the Policy?                         33

How Is the Policy Treated Under Federal Income Tax Law?                         33

Are There Other Charges That Penn Mutual Could Deduct in the Future?            36

How Do I Communicate With Penn Mutual?                                          36

What Is the Timing of Transactions Under the Policy?                            37

How Does Penn Mutual Communicate With Me?                                       38

Do I Have the Right to Cancel the Policy?                                       38

WHAT IS THE POLICY?

     The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

     You will have several options under the Policy. Here are some major ones:

     -    Determine when and how much you pay to us

     - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

     -    Borrow money

     -    Change the beneficiary

     -    Change the amount of insurance protection

     -    Change the death benefit option you have selected

     - Surrender or partially surrender your Policy for all or part of its net cash surrender value

     - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

     Most of these options are subject to limits that are explained later in this prospectus.

     If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

     The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

     You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

     Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix B at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

     Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

     We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

     If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

     The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

     If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

     We will also accept premiums:

     -    by wire or by exchange from another insurance company,

     - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

     -    if we agree to it, through a salary deduction plan with your employer.

     You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

     Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

          (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

          (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

     If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

     The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

     The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

     If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

     If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

     If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.

     If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

     From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

     When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.

     For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally at the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

     The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

     (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

     (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

     In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

DEATH BENEFIT OPTIONS

     When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

   - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

   - Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

     The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. A table showing sample "applicable percentages" is included as Appendix A.

     If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

     Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

     You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

     - after the change, the specified amount of insurance must be at least $50,000;

     - no change may be made in the first policy year and no more than one change may be made in any policy year;

     -    any increase in the specified consent must be at least $10,000; and

     - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

     You may increase the specified amount of insurance, subject to the following conditions:

     - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

     - you must return your policy so we can amend it to reflect the increase;

     -    any increase in the specified amount must be at least $10,000; and

     - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

     If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

     You may decrease the specified amount of insurance, subject to the following conditions:

     -    no change may be made in the first policy year;

     - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

     - no decrease may be made within one year of an increase in the specified amount; and

     - any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

     For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See WHAT ARE THE SUPPLEMENTAL BENEFITS THAT I CAN BUY? - SUPPLEMENTAL EXCHANGE AGREEMENT in this prospectus.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

     See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

     Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

     The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3.0%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

     At any time, your policy value is equal to:

     -    the net premiums you have paid,

     - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account,

     - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

     -    minus policy charges we deduct, and

     -    minus partial surrenders you have made.

     If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

     You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

     You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

     - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

     - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

     -    we may defer transfers under certain conditions;

     -    transfers may not be made during the free look period; and

     - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

     The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

DOLLAR COST AVERAGING

     This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

ASSET REBALANCING

     This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE


- Premium Charge - 7.5% (currently reduced to 5.75% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy two and later) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4.0% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.


MONTHLY DEDUCTIONS


- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age, policy duration, and the insurance risk characteristics. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

- Administrative Charge - A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

- Daily Mortality and Expense Risk Charge - A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the policy. Our current charge is 0.45% annually. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

- Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.


TRANSFER CHARGE

     We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

     If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

     With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

     (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

     (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

     (c) = the applicable surrender factor from the table below in which the policy year is determined.

     With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

     (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

     (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

          SURRENDER DURING POLICY YEAR                               SURRENDER FACTOR
          ----------------------------                               ----------------
                1st through 7th                                            1.00

                      8th                                                  0.80

                      9th                                                  0.60

                      10th                                                 0.40

                      11th                                                 0.20

                 12th and later                                            0.00

     If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

     If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

     We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

     If you partially surrender your Policy, we will deduct the lesser of $25 or 2.0% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

     This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

     We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

     Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?


     We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.


ACCIDENTAL DEATH BENEFIT

     This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

     This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

     Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT

     This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven Policy years we will deduct a monthly charge of up to $.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $.03 per $1,000 of increases in the specified amount of insurance during the first eleven Policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.

CHILDREN'S TERM INSURANCE AGREEMENT

     This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

     Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

     This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

     This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY AGREEMENT

     This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium

Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

     This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

     This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM TERM INSURANCE AGREEMENT

     This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT

     This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

     Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

     The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

     The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

     Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

     You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.


     Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. With the interest we credit to the special loan account, the net cost of the policy loan is 1.0% during the first ten policy years and 0.25% thereafter.


     You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

     If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

     The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

     If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

     You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

     You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

     - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

     -    no more than four partial surrenders may be made in a policy year;

     -    each partial surrender must be at least $250;

     - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

     - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.


     If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.


     Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

     Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

     You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

     You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

     Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

     Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate

Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

     The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

     Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

     - Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

     - Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

     The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

     The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

     The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

     Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

     All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

     The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

     Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

     Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

     Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
(iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

     The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

     The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

     The foregoing is a summary federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

     We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

     You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

     Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

     -  policy loans in excess of $25,000, and full and partial surrenders;

     -  change of death benefit option;

     -  changes in specified amount of insurance;

     -  change of beneficiary;

     -  election of payment option for Policy proceeds; and

     -  tax withholding elections.

     You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

     We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

     You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

     Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

     We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

     Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

     We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

     We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3.0% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

     At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

     You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

     In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

     In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuity in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

     We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

     Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

     Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

     If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

     We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

     To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

     We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                              INDEPENDENT AUDITORS

     Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS


     The financial statements of the Separate Account and Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

SAMPLE MINIMUM INITIAL PREMIUMS

     The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

              ISSUE AGE                                                  MINIMUM INITIAL
             OF INSURED       SEX OF INSURED    BASE DEATH BENEFIT           PREMIUM
             ----------       --------------    ------------------       ---------------
                 25                  M               $  50,000                $   286

                 30                  F               $  75,000                $   390

                 35                  M               $  75,000                $   448

                 40                  F               $ 100,000                $   640

                 45                  M               $ 100,000                $   827

                 50                  F               $ 100,000                $   975

                 55                  M               $ 100,000                $ 1,377

                 60                  F               $  75,000                $ 1,155

                 65                  M               $  75,000                $ 2,022

                 70                  F               $  50,000                $ 1,327

APPENDIX B

  APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

  ATTAINED
     AGE       PERCENTAGE
  --------     ----------
    0-40          250%
     41           243%
     42           236%
     43           229%
     44           222%
     45           215%
     46           209%
     47           203%
     48           197%
     49           191%
     50           185%
     51           178%
     52           171%
     53           164%
     54           157%
     55           150%
     56           146%
     57           142%
     58           138%
     59           134%
     60           130%
     61           128%
     62           126%
     63           124%
     64           122%
     65           120%
     66           119%
     67           118%
     68           117%
     69           116%
     70           115%
     71           113%
     72           111%
     73           109%
     74           107%
     75           105%
     76           105%
     77           105%
     78           105%
     79           105%
     80           105%
     81           105%
     82           105%
     83           105%
     84           105%
     85           105%
     86           105%
     87           105%
     88           105%
     89           105%
     90           105%
     91           104%
     92           103%
     93           102%
    94-99         101%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                 MALE NON-SMOKER

  ATTAINED
     AGE       PERCENTAGE
  --------     ----------
    0-19         N/A
     20        699.48%
     21        679.26%
     22        659.36%
     23        639.73%
     24        620.39%
     25        601.33%
     26        582.53%
     27        564.06%
     28        545.97%
     29        528.29%
     30        511.04%
     31        494.24%
     32        477.93%
     33        462.11%
     34        446.78%
     35        431.94%
     36        417.61%
     37        403.76%
     38        390.40%
     39        377.52%
     40        365.11%
     41        353.15%
     42        341.65%
     43        330.57%
     44        319.91%
     45        309.63%
     46        299.75%
     47        290.24%
     48        281.10%
     49        272.29%
     50        263.82%
     51        255.67%
     52        247.84%
     53        240.32%
     54        233.12%
     55        226.22%
     56        219.61%
     57        213.30%
     58        207.25%
     59        201.45%
     60        195.91%
     61        190.60%
     62        185.53%
     63        180.70%
     64        176.09%
     65        171.71%
     66        167.55%
     67        163.60%
     68        159.83%
     69        156.24%
     70        152.83%
     71        149.57%
     72        146.49%
     73        143.58%
     74        140.85%
     75        138.30%
     76        135.91%
     77        133.67%
     78        131.57%
     79        129.58%
     80        127.70%
     81        125.91%
     82        124.22%
     83        122.64%
     84        121.17%
     85        119.81%
     86        118.55%
     87        117.38%
     88        116.28%
     89        115.23%
     90        114.21%
     91        113.20%
     92        112.17%
     93        111.08%
     94        109.92%
     95        108.65%
     96        107.27%
     97        105.80%
     98        104.25%
     99        102.60%
    100        100.00%

                                 FEMALE NON-SMOKER

  ATTAINED
     AGE       PERCENTAGE
  --------     ----------
    0-19         N/A
     20        796.54%
     21        771.20%
     22        746.54%
     23        722.57%
     24        699.24%
     25        676.63%
     26        654.62%
     27        633.28%
     28        612.56%
     29        592.47%
     30        572.99%
     31        554.12%
     32        535.83%
     33        518.10%
     34        500.93%
     35        484.36%
     36        468.31%
     37        452.83%
     38        437.93%
     39        423.58%
     40        409.78%
     41        396.51%
     42        383.77%
     43        371.51%
     44        359.71%
     45        348.34%
     46        337.38%
     47        326.82%
     48        316.63%
     49        306.81%
     50        297.34%
     51        288.22%
     52        279.43%
     53        270.97%
     54        262.85%
     55        255.03%
     56        247.50%
     57        240.24%
     58        233.24%
     59        226.46%
     60        219.89%
     61        213.54%
     62        207.41%
     63        201.52%
     64        195.89%
     65        190.51%
     66        185.37%
     67        180.47%
     68        175.76%
     69        171.23%
     70        166.87%
     71        162.66%
     72        158.63%
     73        154.80%
     74        151.16%
     75        147.74%
     76        144.52%
     77        141.49%
     78        138.64%
     79        135.95%
     80        133.39%
     81        130.98%
     82        128.71%
     83        126.58%
     84        124.60%
     85        122.77%
     86        121.08%
     87        119.50%
     88        118.03%
     89        116.64%
     90        115.32%
     91        114.03%
     92        112.76%
     93        111.49%
     94        110.17%
     95        108.79%
     96        107.34%
     97        105.82%
     98        104.26%
     99        102.60%
    100        100.00%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                   MALE SMOKER

  ATTAINED
     AGE       PERCENTAGE
  --------     ----------
    0-19         N/A
     20        567.36%
     21        551.35%
     22        535.65%
     23        520.14%
     24        504.81%
     25        489.67%
     26        474.70%
     27        459.94%
     28        445.46%
     29        431.30%
     30        417.48%
     31        404.05%
     32        391.02%
     33        378.39%
     34        366.17%
     35        354.36%
     36        342.96%
     37        331.98%
     38        321.41%
     39        311.26%
     40        301.52%
     41        292.18%
     42        283.23%
     43        274.66%
     44        266.46%
     45        258.59%
     46        251.07%
     47        243.85%
     48        236.93%
     49        230.29%
     50        223.92%
     51        217.79%
     52        211.94%
     53        206.34%
     54        201.00%
     55        195.91%
     56        191.05%
     57        186.43%
     58        182.01%
     59        177.78%
     60        173.72%
     61        169.84%
     62        166.14%
     63        162.61%
     64        159.26%
     65        156.08%
     66        153.08%
     67        150.23%
     68        147.52%
     69        144.93%
     70        142.45%
     71        140.09%
     72        137.84%
     73        135.71%
     74        133.71%
     75        131.84%
     76        130.10%
     77        128.48%
     78        126.96%
     79        125.52%
     80        124.15%
     81        122.84%
     82        121.59%
     83        120.42%
     84        119.32%
     85        118.30%
     86        117.35%
     87        116.44%
     88        115.56%
     89        114.71%
     90        113.85%
     91        112.97%
     92        112.04%
     93        111.02%
     94        109.89%
     95        108.65%
     96        107.27%
     97        105.80%
     98        104.25%
     99        102.60%
    100        100.00%

                                  FEMALE SMOKER

  ATTAINED
     AGE       PERCENTAGE
  --------     ----------
    0-19         N/A
     20        700.22%
     21        677.90%
     22        656.20%
     23        635.13%
     24        614.65%
     25        594.81%
     26        575.52%
     27        556.84%
     28        538.74%
     29        521.19%
     30        504.21%
     31        487.80%
     32        471.91%
     33        456.54%
     34        441.67%
     35        427.33%
     36        413.45%
     37        400.10%
     38        387.29%
     39        375.01%
     40        363.24%
     41        351.98%
     42        341.22%
     43        330.93%
     44        321.06%
     45        311.58%
     46        302.46%
     47        293.69%
     48        285.25%
     49        277.11%
     50        269.27%
     51        261.73%
     52        254.46%
     53        247.46%
     54        240.74%
     55        234.28%
     56        228.06%
     57        222.06%
     58        216.25%
     59        210.60%
     60        205.10%
     61        199.75%
     62        194.58%
     63        189.59%
     64        184.82%
     65        180.27%
     66        175.93%
     67        171.78%
     68        167.79%
     69        163.93%
     70        160.19%
     71        156.56%
     72        153.07%
     73        149.74%
     74        146.59%
     75        143.63%
     76        140.85%
     77        138.24%
     78        135.78%
     79        133.44%
     80        131.22%
     81        129.11%
     82        127.12%
     83        125.23%
     84        123.48%
     85        121.86%
     86        120.34%
     87        118.94%
     88        117.61%
     89        116.35%
     90        115.11%
     91        113.90%
     92        112.70%
     93        111.46%
     94        110.17%
     95        108.79%
     96        107.34%
     97        105.82%
     98        104.26%
     99        102.60%
    100        100.00%

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

                       STATEMENT OF ADDITIONAL INFORMATION


     A free copy of the Statement of the Additional Information ("SAI"), dated May 1, 2003, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


     In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

     Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL IV

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

     The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                       MANAGER
     Money Market Fund                                        Independence Capital Management, Inc.
     Limited Maturity Bond Fund                               Independence Capital Management, Inc.
     Quality Bond Fund                                        Independence Capital Management, Inc.
     High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
     Growth Equity Fund                                       Independence Capital Management, Inc.
     Large Cap Value Fund                                     Putnam Investment Management, LLC
     Large Cap Growth Fund                                    Franklin Advisers, Inc.
     Index 500 Fund                                           Wells Capital Management Incorporated
     Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
     Mid Cap Value Fund                                       Neuberger Berman Management Inc.
     Strategic Value Fund                                     Lord, Abbett & Co. LLC
     Emerging Growth Fund                                     RS Investment Management, Inc.
     Small Cap Value Fund                                     Royce & Associates, LLC
     International Equity Fund                                Vontobel Asset Management, Inc.
     REIT Fund                                                Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    MANAGER
     Balanced Portfolio                                       Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND        MANAGER
     Equity-Income Portfolio                                  Fidelity Management & Research Company
     Growth Portfolio                                         Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II     MANAGER
     Asset Manager Portfolio                                  Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          MANAGER
     Emerging Markets Equity (International) Portfolio        Van Kampen

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2003

                        GUIDE TO READING THIS PROSPECTUS

     This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

     The prospectus is arranged as follows:

     - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

     - Pages 5 to 14 provide tables showing fees and charges under the Policy.


     - Pages 14 to 17 provide tables showing fees and expenses of the funds underlying the Policy.

     - Pages 18 to 40 provide additional information about the Policy, in question and answer format.

     - Pages 40 to 42 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.


     - Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

     The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

     The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

     DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.


     PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

     FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

     THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.


     INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

     FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

     TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

     LOANS - You may take a loan on your Policy. You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.


     SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

     TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.

     RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.


RISK SUMMARY

     SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy with in the first 11 policy years.


     INVESTMENT PERFORMANCE - The value of your policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

     LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three-year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.


     ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

     TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

     The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The first table describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.


                                                   TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------
              CHARGE                          WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (load)               When a premium is paid              4.0% of premium payments(2)

Premium and Federal (DAC) Taxes           When a premium is paid              3.5% of premium payments

Maximum Deferred Sales Charge (load)      When the Policy is surrendered.     25% of the lesser of (i) premiums
if the Policy is surrendered within                                           paid and (ii) the maximum surrender
the first seven policy years                                                  charge premium.(3)

Other Surrender Charges If the
Policy is surrendered within the
first 11 policy years, or within 11
years of any increase in the amount
of insurance specified in your
Policy, the charge is deducted(4)

     Minimum Charge                       When the Policy is surrendered.     $1 per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 9 or younger at the
                                                                              date of issue or increase.

     Maximum Charge                       When the Policy is surrendered.     $7 per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 60 or older at the date
                                                                              of issue or increase.

     Charge for a representative                                              $5 per $1,000 of initial specified
     non-tobacco male insured, age 45.                                        amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 45 at the date of issue
                                                                              or increase.

Partial Surrender Charge                  When you partially surrender your   Lesser of $25 or 2.0% of the amount
                                          Policy.                             surrendered.

Transfer Charge

    Current Charge                        When you make a transfer.           $0.00(5)

    Guaranteed Maximum Charge             When you make a transfer.           $10.00

                                                   TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------
              CHARGE                          WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------
Loans(6)

    Gross Interest Charge                 End of each policy year.            Annual rate of 4.0% (before credit
                                                                              from interest paid on collateral
                                                                              held in special loan account).

    Net Interest Charge(7)                End of each policy year.            Annual rate of 1.0% (after credit
                                                                              from interest paid on collateral
                                                                              held in special loan account).(8)


----------
(1) SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2) THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 1.5%.


(3) THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.


(4) THE "OTHER SURRENDER CHARGE" UNDER THE POLICIES VARY DEPENDING ON THE AGE OF THE INSURED. MORE INFORMATION CONCERNING THE "OTHER SURRENDER CHARGE" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

(5) NO TRANSACTION FEE IS CURRENTLY IMPOSED FOR MAKING A TRANSFER AMONG INVESTMENT FUNDS AND/OR THE FIXED INTEREST OPTION. WE RESERVE THE RIGHT TO IMPOSE A $10 FEE IN THE FUTURE ON ANY TRANSFER THAT EXCEEDS TWELVE TRANSFERS IN A POLICY YEAR (EXCEPT IN THE CASE OF TRANSFERS OF $5,000,000 OR MORE).

(6) YOU MAY BORROW UP TO 95% OF YOUR CASH SURRENDER VALUE. THE MINIMUM AMOUNT YOU MAY BORROW IS $250. AN AMOUNT EQUIVALENT TO THE LOAN IS WITHDRAWN FROM SUBACCOUNTS OF THE SEPARATE ACCOUNT AND THE FIXED INTEREST OPTION ON A PRORATED BASIS (UNLESS YOU DESIGNATE A DIFFERENT WITHDRAWAL ALLOCATION WHEN YOU REQUEST THE LOAN) AND IS TRANSFERRED TO A SPECIAL LOAN ACCOUNT AS COLLATERAL FOR THE LOAN. SEE WHAT IS A POLICY LOAN IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT POLICY LOANS.

(7) "NET INTEREST CHARGE" MEANS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON THE LOAN AND THE AMOUNT OF INTEREST WE CREDIT TO YOUR POLICY IN THE SPECIAL LOAN ACCOUNT.

(8) THE SPECIAL LOAN ACCOUNT IS GUARANTEED TO EARN INTEREST AT 3.0% DURING THE FIRST TEN POLICY YEARS AND 3.75% THEREAFTER. ON A GUARANTEED BASIS, THE NET INTEREST CHARGE DURING THE FIRST TEN POLICY YEARS IS 1.0% AND 0.25% THEREAFTER. THE SPECIAL LOAN ACCOUNT CURRENTLY EARNS INTEREST AT 3.0% DURING THE FIRST TEN POLICY YEARS AND 4.0% THEREAFTER. ON A CURRENT BASIS THE NET INTEREST CHARGE DURING THE FIRST TEN POLICY YEARS IS 1.0% AND 0.0% THEREAFTER.

     The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.


                                           PERIODIC CHARGES UNDER THE POLICY
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
                                                 WHEN CHARGE IS
            POLICY CHARGES                          DEDUCTED                          AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES(1):

    Current Charges                             Monthly                Minimum of $0.0093 to maximum of $20.1125,
                                                                       per $1,000 net amount of risk.

                                                                       Minimum of $0.0566 to maximum of $83.3333,
    Guaranteed Maximum Charges                  Monthly                per $1,000 net amount of risk.

    Charge for a representative non-tobacco
    male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.2117 to maximum of $16.0900,
                                                                       per $1,000 of net amount of risk.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.2767 to maximum of $83.3333,
                                                                       per $1,000 of net amount of risk.

MORTALITY AND EXPENSE RISK CHARGE:

        Mortality and Expense Risk Face         Monthly                For first 120 months following Policy date,
        Amount Charge                                                  the charges range from a minimum of $0.07
                                                                       per $1,000 of initial specified amount of
                                                                       insurance for female age 5 or under, up to a
                                                                       maximum of $0.29 per $1,000 of initial
                                                                       specified amount of insurance, for male age
                                                                       85 or older. A similar charge applies to an
                                                                       increase in the specified amount of
                                                                       insurance, for the first 120 months
                                                                       following the increase.(2)

        Mortality and Expense Risk Asset        Monthly                0.60% annually of the first $50,000 of
        Charge                                                         Policy value and 0.30% annually of the
                                                                       Policy value in excess of that amount.(3)

ADMINISTRATIVE CHARGES:                         Monthly                $9.00(4)


--------------

(1) THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON OUR CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. YOUR POLICY WILL STATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGES. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH

    BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.

(2) THE MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES ARE CURRENTLY REDUCED. FOR FIRST 120 MONTHS FOLLOWING POLICY DATE, THE CHARGES RANGE FROM $0.06 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR FEMALE AGE 5 OR UNDER, AND UP TO $0.28 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR MALE AGE 85 OR OLDER. THE CHARGE ON AN ADDITIONAL SPECIFIED AMOUNT OF INSURANCE IS SIMILARLY REDUCED.

(3) THE CHARGE IS CURRENTLY REDUCED TO 0.45% ANNUALLY OF THE FIRST $50,000 OF POLICY VALUE AND 0.15% ANNUALLY OF THE POLICY VALUE IN EXCESS OF THAT AMOUNT. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - MORTALITY AND EXPENSE RISK IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

(4) THE CHARGE IS CURRENTLY REDUCED TO $8.00.



     The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.



                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:

COST OF INSURANCE(1)

    Current Charges                             Monthly                Minimum of $0.0533 to maximum of $0.1108,
                                                                       per $1,000 of accidental death benefit.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0533 to maximum of $0.1108,
                                                                       per $1,000 of accidental death benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.0592 to maximum of $0.1108,
                                                                       per $1,000 of accidental death benefit.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.0592 to maximum of $0.1108,
                                                                       per $1,000 of accidental death benefit.

                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.0499 to maximum of $3.0371,
                                                                       per $1,000 of additional insured term
                                                                       insurance benefit.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0816 to maximum of $4.2109,
                                                                       per $1,000 of additional insured term
                                                                       insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.2229 to maximum of $1.8529,
                                                                       per $1,000 of additional insured term
                                                                       insurance benefit.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.2767 to maximum of $2.6218,
                                                                       per $1,000 of additional insured term
                                                                       insurance benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement                     Monthly                $0.10 per $1,000 of additional insured term
                                                                       insurance benefit.

    First year of increase in term              Monthly                $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                                  insurance benefit.

3.  BUSINESS ACCOUNTING BENEFIT(2):

ADMINISTRATIVE CHARGES

    First eleven years of the Policy            Monthly                $0.03 per $1,000 of original specified
                                                                       amount of insurance.

    First eleven years after an increase        Monthly                $0.03 per $1,000 of increase in specified
    in the specified amount of insurance                               amount of insurance.

                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
4.  CHILDREN'S TERM INSURANCE AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.15 to maximum of $0.15, per
                                                                       $1,000 of children's term insurance benefit.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.24 to maximum of $0.24, per
                                                                       $1,000 of children's term insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.15 to maximum of $0.15, per
                                                                       $1,000 of children's term insurance benefit.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.24 to maximum of $0.24, per
                                                                       $1,000 of children's term insurance benefit.

5.  DISABILITY WAIVER OF MONTHLY DEDUCTION:

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.0092 to maximum of $0.3192,
                                                                       per $1,000 of net amount of risk.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0117 to maximum of $0.5992,
                                                                       per $1,000 of net amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.0275 to maximum of $0.3192,
                                                                       per $1,000 of net amount of risk.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.0508 to maximum of $0.575, per
                                                                       $1,000 of net amount of risk.

                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
6.  DISABILITY WAIVER OF MONTHLY DEDUCTION
    AND DISABILITY MONTHLY PREMIUM DEPOSIT
    AGREEMENT:

DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.0092 to maximum of $0.3192,
                                                                       per $1,000 of net amount of risk.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0117 to maximum of $0.5992,
                                                                       per $1,000 of net amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.0275 to maximum of $0.3192,
                                                                       per $1,000 of net amount of risk.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.0508 to maximum of $0.5750,
                                                                       per $1,000 of net amount of risk.

DISABILITY MONTHLY PREMIUM DEPOSIT PART
OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.03 to maximum of $0.96, per
                                                                       $1,000 of the stipulated premium in the
                                                                       Policy.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.03 to maximum of $0.96, per
                                                                       $1,000 of the stipulated premium in the
                                                                       Policy.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.12 to maximum of $0.73, per
                                                                       $1,000 of the stipulated premium in the
                                                                       Policy.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.12 to maximum of $0.73, per
                                                                       $1,000 of the stipulated premium in the
                                                                       Policy

                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
7.  GUARANTEED CONTINUATION OF POLICY:

COST OF INSURANCE                               Monthly                $0.01 per $1,000 of specified amount of
                                                                       insurance.

8.  GUARANTEED OPTION TO EXTEND
    MATURITY DATE:

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                No charge.

    Guaranteed Maximum Charges                  Monthly                Minimum of $2.80 to maximum of $6.30, per
                                                                       $1,000 of net amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                No charge.

        Guaranteed Maximum Charges              Monthly                Minimum of $2.80 to maximum of $6.30, per
                                                                       $1,000 of net amount of risk.

9.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.0425 to maximum of $0.145, per
                                                                       $1,000 of guaranteed option amount.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0425 to maximum of $0.145, per
                                                                       $1,000 of guaranteed option amount.

    Charge for a representative non-
    tobacco male insured, age 25.

        Current Charges                         Monthly                Minimum of $0.1058 to maximum of $0.1058,
                                                                       per $1,000 of guaranteed option amount.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.1058 to maximum of $0.1058,
                                                                       per $1,000 of guaranteed option amount.

                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
10. RETURN OF PREMIUM TERM INSURANCE:

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.0244 to maximum of $20.1125,
                                                                       per $1,000 of term insurance.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0816 to maximum of $83.3333,
                                                                       per $1,000 of term insurance.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.2117 to maximum of $16.0900,
                                                                       per $1,000 of term insurance.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.2767 to maximum of $83.3333,
                                                                       per $1,000 of term insurance.

11. SUPPLEMENTAL TERM INSURANCE
    AGREEMENT(3):

COST OF INSURANCE CHARGES(1)

    Current Charges                             Monthly                Minimum of $0.0070 to maximum of $22.9004,
                                                                       per $1,000 of net amount of risk
                                                                       attributable to the term insurance benefit.

    Guaranteed Maximum Charges                  Monthly                Minimum of $0.0566 to maximum of $83.3333,
                                                                       per $1,000 of net amount of risk
                                                                       attributable to the term insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45.

        Current Charges                         Monthly                Minimum of $0.0405 to maximum of $11.5962,
                                                                       per $1,000 of net amount of risk
                                                                       attributable to the term insurance benefit.

        Guaranteed Maximum Charges              Monthly                Minimum of $0.2767 to maximum of $83.3333,
                                                                       per $1,000 of net amount of risk
                                                                       attributable to the term insurance benefit.

MORTALITY AND EXPENSE RISK FACE AMOUNT
CHARGE

    Current Charges                             Monthly                No charge.

    Guaranteed Maximum Charge                   Monthly                For first 120 months following Policy date,
                                                                       the charges range from a minimum of $0.12
                                                                       per $1,000 of the term insurance benefit,
                                                                       for female age 5 or under, up to a maximum
                                                                       of $0.34 per $1,000 of the term insurance
                                                                       benefit, for male age 85 or older. A similar
                                                                       charge applies to an increase in the term
                                                                       insurance benefit, for the first 120 months
                                                                       following the increase.

                              PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                            NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES            WHEN CHARGE IS                      AMOUNT DEDUCTED
                                                     DEDUCTED
----------------------------------------------------------------------------------------------------------------------
12. SUPPLEMENTAL EXCHANGE AGREEMENT:

    Current Charges                             Monthly                No charge.

    Guaranteed Maximum Charges                  Monthly                No charge.


----------
(1) THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.


(2) THIS RIDER IS NOT AVAILABLE TO ALL PERSONS. SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? - BUSINESS ACCOUNTING BENEFIT IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(3) FOR PURPOSES OF DETERMINING THE ALLOCATION OF NET AMOUNT AT RISK BETWEEN THE SPECIFIED AMOUNT OF INSURANCE IN THE POLICY, AND THE TERM INSURANCE BENEFIT, THE POLICY VALUE WILL BE ALLOCATED AS FOLLOWS: FIRST TO THE INITIAL TERM INSURANCE BENEFIT SEGMENT, THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE TERM INSURANCE BENEFIT IN THE ORDER OF THE INCREASES, THEN TO THE INITIAL SPECIFIED AMOUNT SEGMENT, AND THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE SPECIFIED AMOUNT IN THE ORDER OF THE INCREASES. ANY INCREASE IN THE DEATH BENEFIT IN ORDER TO MAINTAIN THE REQUIRED MINIMUM MARGIN BETWEEN THE DEATH BENEFIT AND THE POLICY VALUE WILL BE ALLOCATED TO THE MOST RECENT INCREASE IN THE SPECIFIED AMOUNT IN THE POLICY.



     The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.



                                                                                    MINIMUM:            MAXIMUM:
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses)                                                                            0.36%                2.25%

MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses) - AFTER CONTRACTUAL FEE WAIVERS(1)                                         0.36%(2)             1.93%(3)


(1) For the fiscal year ended December 31, 2002, total annual operating expenses of seven of the 21 underlying funds were reduced pursuant to contractual waivers of fees. See tables below for detailed information on these waivers.

(2) After a voluntary fee waiver by the Administrative and Corporate Service Agent of a portion of its fee, which would have otherwise been payable by the Index 500 Fund, the minimum total operating expenses of the funds was 0.25%. The Administrative and Corporate Service Agent may discontinue all or part of this waiver in the future.

(3) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.75%. The Adviser may discontinue all or part of this waiver in the future.

     The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                    TOTAL                        NET
                                        MANAGEMENT      OTHER        FUND        FEE             FUND
                                           FEES        EXPENSES    EXPENSES     WAIVERS        EXPENSES
                                        ----------     --------    --------     -------        --------
    Money Market                          0.19%         0.28%       0.47%        0.00%          0.47%
    Limited Maturity Bond                 0.30%         0.33%       0.63%        0.00%          0.63%
    Quality Bond                          0.34%         0.28%       0.62%        0.00%          0.62%
    High Yield Bond                       0.50%         0.33%       0.83%        0.00%          0.83%
    Flexibly Managed                      0.60%         0.25%       0.85%        0.00%          0.85%(1)
    Growth Equity                         0.64%         0.29%       0.93%        0.01%(2)       0.92%(1)
    Large Cap Value                       0.60%         0.28%       0.88%        0.00%          0.88%(1)
    Large Cap Growth                      0.55%         1.56%       2.11%        1.13%(3)       0.98%
    Index 500                             0.07%         0.29%       0.36%        0.00%          0.36%(6)
    Mid Cap Growth                        0.70%         0.35%       1.05%        0.06%(3)       0.99%(1)
    Mid Cap Value                         0.55%         0.30%       0.85%        0.00%          0.85%(1)
    Strategic Value                       0.72%         1.52%       2.24%        1.00%(4)       1.24%
    Emerging Growth                       0.74%         0.32%       1.06%        0.01%(5)       1.05%
    Small Cap Value                       0.85%         0.31%       1.16%        0.01%(5)       1.15%
    International Equity                  0.85%         0.38%       1.23%        0.00%          1.23%(1)
    REIT                                  0.70%         1.55%       2.25%        1.03%(4)       1.22%

----------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2002.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

               Flexibly Managed              0.84%
               Growth Equity                 0.87%
               Large Cap Value               0.86%
               Mid Cap Growth                0.88%
               Mid Cap Value                 0.75%
               International Equity          1.19%

(2) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(3) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(4) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.25% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(5) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors of the Penn Series Funds, Inc., including a majority of Directors who are not "interested persons."

(6) The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent waived a portion of its fees and/or reimbursed expenses in order to keep total operating expenses at a specified level. The Administrative and Corporate Services Agent may discontinue all or part of this waiver in the future. With this fee waiver, the Fund's actual total operating expenses were 0.25%.


NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION     OTHER          TOTAL FUND
                                                                         FEES         EXPENSES         EXPENSES
                                                                    --------------    --------        ----------
Balanced                                                                0.85%           0.27%           1.12%

----------
(a)  These expenses are for the fiscal year ended December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT          OTHER          TOTAL FUND
                                                                       FEE            EXPENSES         EXPENSES
                                                                  -------------       --------        ----------
Equity-Income                                                         0.48%             0.09%           0.57%
Growth                                                                0.58%             0.09%           0.67%

----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT          OTHER          TOTAL FUND
                                                                       FEE            EXPENSES         EXPENSES
                                                                  -------------       --------        ----------
Asset Manager                                                         0.53%             0.10%           0.63%

----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT          OTHER          TOTAL FUND
                                                                       FEE            EXPENSES         EXPENSES
                                                                  -------------       --------        ----------
Emerging Markets Equity (International)                               1.25%             0.68%           1.93%(b)

----------
(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser were 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include Policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

     This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                       PAGE
What Is the Policy?                                                             19

Who Owns the Policy?                                                            19

What Payments Must I Make Under the Policy?                                     20

How Are Amounts Credited to the Separate Account?                               22

How Much Life Insurance Does the Policy Provide?                                22

Can I Change Insurance Coverage Under the Policy?                               23

What Is the Value of My Policy?                                                 24

How Can I Change the Policy's Investment Allocations?                           25

What Are the Fees and Charges Under the Policy?                                 26

What Are the Supplemental Benefit Riders That I Can Buy?                        29

What Is a Policy Loan?                                                          33

How Can I Withdraw Money from the Policy?                                       33

Can I Choose Different Payout Options Under the Policy?                         34

How Is the Policy Treated Under Federal Income Tax Law?                         35

Are There Other Charges That Penn Mutual Could Deduct in the Future?            38

How Do I Communicate With Penn Mutual?                                          38

What Is the Timing of Transactions Under the Policy?                            39

How Does Penn Mutual Communicate With Me?                                       40

Do I Have the Right to Cancel the Policy?                                       40

WHAT IS THE POLICY?

     The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

     You will have several options under the Policy. Here are some major ones:

     -    Determine when and how much you pay to us

     - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

     -    Borrow money

     -    Change the beneficiary

     -    Change the amount of insurance protection

     -    Change the death benefit option you have selected

     - Surrender or partially surrender your Policy for all or part of its net cash surrender value

     - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

     Most of these options are subject to limits that are explained later in this prospectus.

     If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

     The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

     You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

     Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

     Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

     We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

     If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

     The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

     If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

     We will also accept premiums:

     -    by wire or by exchange from another insurance company,

     - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

     -    if we agree to it, through a salary deduction plan with your employer.

     You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

     Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

          (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

          (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

     If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

     The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

     The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

     If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

     If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

     If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

     If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

     From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

     When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.

     For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally at the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

     The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

     (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period;

     and

     (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

     In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

DEATH BENEFIT OPTIONS

     When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

   - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

   - Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

     The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. Tables showing "applicable percentages" are included in Appendix B.

     If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

     Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

     You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

     - after the change, the specified amount of insurance must be at least $50,000;

     - no change may be made in the first policy year and no more than one change may be made in any policy year; and

     - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

     You may increase the specified amount of insurance, subject to the following conditions:

     - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

     - you must return your policy so we can amend it to reflect the increase;

     -    any increase in the specified amount must be at least $10,000; and

     - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

     If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

     You may decrease the specified amount of insurance, subject to the following conditions:

     -    no change may be made in the first policy year;

     - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

     - no decrease may be made within one year of an increase in the specified amount; and

     - any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

     For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See WHAT ARE THE SUPPLEMENTAL BENEFITS THAT I CAN BUY? - SUPPLEMENTAL EXCHANGE AGREEMENT in this prospectus.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

     See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

     Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

     The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

     At any time, your policy value is equal to:

     -    the net premiums you have paid,

     - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account,

     - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

     -    minus policy charges we deduct, and

     -    minus partial surrenders you have made.

     If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

     You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

     You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

     - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

     - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

     -    we may defer transfers under certain conditions;

     -    transfers may not be made during the free look period;

     - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

     - the maximum amount that may be transferred out of the fixed interest option is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option; and

     - the amount that may be transferred excludes any amount held in the policy loan account.

     The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

DOLLAR COST AVERAGING

     This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

ASSET REBALANCING

     This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE


- Premium Charge - 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.


MONTHLY DEDUCTIONS


- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

- Administrative Charge - A monthly charge to help cover our administrative costs. This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

- Mortality and Expense Risk Charge - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.


     This charge has two parts:

     (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix C. The charge is deducted pro-rata from your variable investment accounts and your fixed account (if any).

     (2) Mortality and Expense Risk Asset Charge. The current charge is equivalent to an annual effective rate of 0.45% of the first $50,000 of policy value, plus an annual rate of 0.15% of the policy value in excess of $50,000. The guaranteed charge is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000. The charges are deducted pro-rata from your variable investment accounts.


- Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.


TRANSFER CHARGE

     We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

     If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

     With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

     (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

     (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

     (c) = the applicable surrender factor from the table below in which the policy year is determined.

     With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

     (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

     (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

          SURRENDER DURING POLICY YEAR                    SURRENDER FACTOR
          ----------------------------                    ----------------
                1st through 7th                                 1.00

                      8th                                       0.80

                      9th                                       0.60

                      10th                                      0.40

                      11th                                      0.20

                 12th and later                                 0.00

     If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

     If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

     We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

     If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

     This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

     We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

     Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?


     We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.


ACCIDENTAL DEATH BENEFIT

     This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

     This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

     Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT

     This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven Policy years we will deduct a monthly charge of up to $.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $.03 per $1,000 of increases in the specified amount of insurance during the first eleven Policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.

CHILDREN'S TERM INSURANCE AGREEMENT

     This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

     Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

     This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

     This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY

     This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

     This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

     This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM TERM INSURANCE

     This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT.

     This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

     Option 1 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement or (b) the "applicable percentage" of the policy value on the date of the insured's death.


     Option 2 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured's death or
     (b) the "applicable percentage" of the policy value on the date of the insured's death.


Additional information on the death benefit options may be found under HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus.

     The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $5,000.

     The monthly deductions under the Policy may include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

     The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

     It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

     The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

     Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

     You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.


     Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.


     You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

     If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

     The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

     If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

     You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

     You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

     - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

     -    no more than four partial surrenders may be made in a policy year;

     -    each partial surrender must be at least $250;

     - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

     - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.


     If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.


     Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

     Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

     You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

     You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

     Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

     Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

     The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

     Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.


     - Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

     - Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.


     The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

     The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

     The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

     Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

     All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

     The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

     Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

     Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

     Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

     The Guaranteed Option to Extend Maturity Date that we offer allows the Policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

     The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

     The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

     The foregoing is a summary federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

     We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES


     You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.


     Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

     -    policy loans in excess of $25,000, and full and partial surrenders;

     -    change of death benefit option;

     -    changes in specified amount of insurance;

     -    change of beneficiary;

     -    election of payment option for Policy proceeds; and

     -    tax withholding elections.

     You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

     We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

     You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

     Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

     We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

     Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

     We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

     We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

     At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

     You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

     In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

     In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuity in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

     We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

     Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

     Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

     If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

     We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

     To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

     We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                              INDEPENDENT AUDITORS

     Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS


     The financial statements of the Separate Account and Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

                         SAMPLE MINIMUM INITIAL PREMIUMS

   The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

           ISSUE AGE                                                     MINIMUM INITIAL
          OF INSURED        SEX OF INSURED       BASE DEATH BENEFIT          PREMIUM
          ------------------------------------------------------------------------------
              25                  M                  $  50,000               $   303
          ------------------------------------------------------------------------------
              30                  F                  $  75,000               $   426
          ------------------------------------------------------------------------------
              35                  M                  $  75,000               $   484
          ------------------------------------------------------------------------------
              40                  F                  $ 100,000               $   712
          ------------------------------------------------------------------------------
              45                  M                  $ 100,000               $   897
          ------------------------------------------------------------------------------
              50                  F                  $ 100,000               $ 1,018
          ------------------------------------------------------------------------------
              55                  M                  $ 100,000               $ 1,369
          ------------------------------------------------------------------------------
              60                  F                  $  75,000               $ 1,227
          ------------------------------------------------------------------------------
              65                  M                  $  75,000               $ 1,941
          ------------------------------------------------------------------------------
              70                  F                  $  50,000               $ 1,593
          ------------------------------------------------------------------------------

APPENDIX B

   APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

ATTAINED
--------
   AGE         %
   ---         -
  0-40        250%
   41         243%
   42         236%
   43         229%
   44         222%
   45         215%
   46         209%
   47         203%
   48         197%
   49         191%
   50         185%
   51         178%
   52         171%
   53         164%
   54         157%
   55         150%
   56         146%
   57         142%
   58         138%
   59         134%
   60         130%
   61         128%
   62         126%
   63         124%
   64         122%
   65         120%
   66         119%
   67         118%
   68         117%
   69         116%
   70         115%
   71         113%
   72         111%
   73         109%
   74         107%
   75         105%
   76         105%
   77         105%
   78         105%
   79         105%
   80         105%
   81         105%
   82         105%
   83         105%
   84         105%
   85         105%
   86         105%
   87         105%
   88         105%
   89         105%
   90         105%
   91         104%
   92         103%
   93         102%
 94-99        101%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                MALE NON-TOBACCO

ATTAINED
--------
   AGE           %
   ---           -
  0-19           N/A
   20          699.48%
   21          679.26%
   22          659.36%
   23          639.73%
   24          620.39%
   25          601.33%
   26          582.53%
   27          564.06%
   28          545.97%
   29          528.29%
   30          511.04%
   31          494.24%
   32          477.93%
   33          462.11%
   34          446.78%
   35          431.94%
   36          417.61%
   37          403.76%
   38          390.40%
   39          377.52%
   40          365.11%
   41          353.15%
   42          341.65%
   43          330.57%
   44          319.91%
   45          309.63%
   46          299.75%
   47          290.24%
   48          281.10%
   49          272.29%
   50          263.82%
   51          255.67%
   52          247.84%
   53          240.32%
   54          233.12%
   55          226.22%
   56          219.61%
   57          213.30%
   58          207.25%
   59          201.45%
   60          195.91%
   61          190.60%
   62          185.53%
   63          180.70%
   64          176.09%
   65          171.71%
   66          167.55%
   67          163.60%
   68          159.83%
   69          156.24%
   70          152.83%
   71          149.57%
   72          146.49%
   73          143.58%
   74          140.85%
   75          138.30%
   76          135.91%
   77          133.67%
   78          131.57%
   79          129.58%
   80          127.70%
   81          125.91%
   82          124.22%
   83          122.64%
   84          121.17%
   85          119.81%
   86          118.55%
   87          117.38%
   88          116.28%
   89          115.23%
   90          114.21%
   91          113.20%
   92          112.17%
   93          111.08%
   94          109.92%
   95          108.65%
   96          107.27%
   97          105.80%
   98          104.25%
   99          102.60%
  100          100.00%

                               FEMALE NON-TOBACCO

ATTAINED
--------
   AGE            %
   ---            -
  0-19           N/A
   20          796.54%
   21          771.20%
   22          746.54%
   23          722.57%
   24          699.24%
   25          676.63%
   26          654.62%
   27          633.28%
   28          612.56%
   29          592.47%
   30          572.99%
   31          554.12%
   32          535.83%
   33          518.10%
   34          500.93%
   35          484.36%
   36          468.31%
   37          452.83%
   38          437.93%
   39          423.58%
   40          409.78%
   41          396.51%
   42          383.77%
   43          371.51%
   44          359.71%
   45          348.34%
   46          337.38%
   47          326.82%
   48          316.63%
   49          306.81%
   50          297.34%
   51          288.22%
   52          279.43%
   53          270.97%
   54          262.85%
   55          255.03%
   56          247.50%
   57          240.24%
   58          233.24%
   59          226.46%
   60          219.89%
   61          213.54%
   62          207.41%
   63          201.52%
   64          195.89%
   65          190.51%
   66          185.37%
   67          180.47%
   68          175.76%
   69          171.23%
   70          166.87%
   71          162.66%
   72          158.63%
   73          154.80%
   74          151.16%
   75          147.74%
   76          144.52%
   77          141.49%
   78          138.64%
   79          135.95%
   80          133.39%
   81          130.98%
   82          128.71%
   83          126.58%
   84          124.60%
   85          122.77%
   86          121.08%
   87          119.50%
   88          118.03%
   89          116.64%
   90          115.32%
   91          114.03%
   92          112.76%
   93          111.49%
   94          110.17%
   95          108.79%
   96          107.34%
   97          105.82%
   98          104.26%
   99          102.60%
  100          100.00%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                  MALE TOBACCO

ATTAINED
--------
   AGE            %
   ---            -
  0-19           N/A
   20          567.36%
   21          551.35%
   22          535.65%
   23          520.14%
   24          504.81%
   25          489.67%
   26          474.70%
   27          459.94%
   28          445.46%
   29          431.30%
   30          417.48%
   31          404.05%
   32          391.02%
   33          378.39%
   34          366.17%
   35          354.36%
   36          342.96%
   37          331.98%
   38          321.41%
   39          311.26%
   40          301.52%
   41          292.18%
   42          283.23%
   43          274.66%
   44          266.46%
   45          258.59%
   46          251.07%
   47          243.85%
   48          236.93%
   49          230.29%
   50          223.92%
   51          217.79%
   52          211.94%
   53          206.34%
   54          201.00%
   55          195.91%
   56          191.05%
   57          186.43%
   58          182.01%
   59          177.78%
   60          173.72%
   61          169.84%
   62          166.14%
   63          162.61%
   64          159.26%
   65          156.08%
   66          153.08%
   67          150.23%
   68          147.52%
   69          144.93%
   70          142.45%
   71          140.09%
   72          137.84%
   73          135.71%
   74          133.71%
   75          131.84%
   76          130.10%
   77          128.48%
   78          126.96%
   79          125.52%
   80          124.15%
   81          122.84%
   82          121.59%
   83          120.42%
   84          119.32%
   85          118.30%
   86          117.35%
   87          116.44%
   88          115.56%
   89          114.71%
   90          113.85%
   91          112.97%
   92          112.04%
   93          111.02%
   94          109.89%
   95          108.65%
   96          107.27%
   97          105.80%
   98          104.25%
   99          102.60%
  100          100.00%

                                 FEMALE TOBACCO

ATTAINED
--------
   AGE            %
   ---            -
  0-19           N/A
   20          700.22%
   21          677.90%
   22          656.20%
   23          635.13%
   24          614.65%
   25          594.81%
   26          575.52%
   27          556.84%
   28          538.74%
   29          521.19%
   30          504.21%
   31          487.80%
   32          471.91%
   33          456.54%
   34          441.67%
   35          427.33%
   36          413.45%
   37          400.10%
   38          387.29%
   39          375.01%
   40          363.24%
   41          351.98%
   42          341.22%
   43          330.93%
   44          321.06%
   45          311.58%
   46          302.46%
   47          293.69%
   48          285.25%
   49          277.11%
   50          269.27%
   51          261.73%
   52          254.46%
   53          247.46%
   54          240.74%
   55          234.28%
   56          228.06%
   57          222.06%
   58          216.25%
   59          210.60%
   60          205.10%
   61          199.75%
   62          194.58%
   63          189.59%
   64          184.82%
   65          180.27%
   66          175.93%
   67          171.78%
   68          167.79%
   69          163.93%
   70          160.19%
   71          156.56%
   72          153.07%
   73          149.74%
   74          146.59%
   75          143.63%
   76          140.85%
   77          138.24%
   78          135.78%
   79          133.44%
   80          131.22%
   81          129.11%
   82          127.12%
   83          125.23%
   84          123.48%
   85          121.86%
   86          120.34%
   87          118.94%
   88          117.61%
   89          116.35%
   90          125.11%
   91          113.90%
   92          112.70%
   93          111.46%
   94          110.17%
   95          108.79%
   96          107.34%
   97          105.82%
   98          104.26%
   99          102.60%
  100          100.00%

APPENDIX C

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE

                 CURRENT RATES PER $1,000 OF INITIAL FACE AMOUNT

                    NON-TOBACCO

ISSUE AGE           MALE            FEMALE           UNISEX
    5               0.07             0.06             0.06
   10               0.07             0.06             0.06
   15               0.08             0.07             0.08
   20               0.07             0.07             0.07
   25               0.08             0.08             0.08
   30               0.09             0.09             0.09
   35               0.10             0.09             0.10
   40               0.12             0.11             0.11
   45               0.13             0.12             0.13
   50               0.15             0.14             0.14
   55               0.16             0.15             0.16
   60               0.18             0.16             0.18
   65               0.20             0.17             0.19
   70               0.22             0.20             0.21
   75               0.23             0.22             0.23
   80               0.25             0.24             0.25
   85               0.27             0.25             0.27

                                    TOBACCO

ISSUE AGE           MALE            FEMALE           UNISEX
    5               0.07             0.06             0.06
   10               0.07             0.06             0.06
   15               0.08             0.07             0.08
   20               0.09             0.08             0.09
   25               0.10             0.09             0.10
   30               0.11             0.10             0.11
   35               0.12             0.10             0.12
   40               0.13             0.12             0.13
   45               0.14             0.13             0.14
   50               0.16             0.15             0.16
   55               0.18             0.16             0.18
   60               0.20             0.18             0.20
   65               0.22             0.20             0.22
   70               0.24             0.22             0.23
   75               0.25             0.23             0.25
   80               0.27             0.25             0.26
   85               0.28             0.26             0.28

Representative figures shown. For issue ages not listed, please ask your registered representative.

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
               GUARANTEED RATES PER $1,000 OF INITIAL FACE AMOUNT

                    NON-TOBACCO

ISSUE AGE           MALE            FEMALE           UNISEX
    5               0.08             0.07             0.08
   10               0.08             0.07             0.08
   15               0.10             0.08             0.09
   20               0.08             0.07             0.08
   25               0.10             0.09             0.09
   30               0.10             0.09             0.10
   35               0.13             0.11             0.12
   40               0.15             0.13             0.14
   45               0.18             0.15             0.17
   50               0.22             0.18             0.21
   55               0.28             0.23             0.27
   60               0.29             0.28             0.29
   65               0.29             0.29             0.29
   70               0.29             0.29             0.29
   75               0.29             0.29             0.29
   80               0.29             0.29             0.29
   85               0.29             0.29             0.29

                                    TOBACCO

ISSUE AGE           MALE            FEMALE           UNISEX
    5               0.08             0.07             0.08
   10               0.08             0.07             0.08
   15               0.10             0.08             0.09
   20               0.10             0.08             0.10
   25               0.12             0.10             0.11
   30               0.13             0.10             0.13
   35               0.16             0.13             0.15
   40               0.19             0.15             0.18
   45               0.23             0.17             0.22
   50               0.28             0.21             0.27
   55               0.29             0.26             0.29
   60               0.29             0.29             0.29
   65               0.29             0.29             0.29
   70               0.29             0.29             0.29
   75               0.29             0.29             0.29
   80               0.29             0.29             0.29
   85               0.29             0.29             0.29

Representative figures shown. For issue ages not listed, please ask your registered representative.

APPENDIX D

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
              GUARANTEED RATES PER $1,000 OF TERM INSURANCE BENEFIT
                        SUPPLEMENTAL TERM INSURANCE RIDER

                    NON-TOBACCO

ISSUE AGE           MALE            FEMALE           UNISEX
    5               0.13             0.12             0.13
   10               0.13             0.12             0.13
   15               0.15             0.13             0.14
   20               0.13             0.12             0.13
   25               0.15             0.14             0.14
   30               0.15             0.14             0.15
   35               0.18             0.16             0.17
   40               0.20             0.18             0.19
   45               0.23             0.20             0.22
   50               0.27             0.23             0.26
   55               0.33             0.28             0.32
   60               0.34             0.33             0.34
   65               0.34             0.34             0.34
   70               0.34             0.34             0.34
   75               0.34             0.34             0.34
   80               0.34             0.34             0.34
   85               0.34             0.34             0.34

                                    TOBACCO

ISSUE AGE           MALE            FEMALE           UNISEX
    5               0.13             0.12             0.13
   10               0.13             0.12             0.13
   15               0.15             0.13             0.14
   20               0.15             0.13             0.15
   25               0.17             0.15             0.16
   30               0.18             0.15             0.18
   35               0.21             0.18             0.20
   40               0.24             0.20             0.23
   45               0.28             0.22             0.27
   50               0.33             0.26             0.32
   55               0.34             0.31             0.34
   60               0.34             0.34             0.34
   65               0.34             0.34             0.34
   70               0.34             0.34             0.34
   75               0.34             0.34             0.34
   80               0.34             0.34             0.34
   85               0.34             0.34             0.34

Representative figures shown. For issue ages not listed, please ask your registered representative.

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

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

                       STATEMENT OF ADDITIONAL INFORMATION


     A free copy of the Statement of Additional Information ("SAI"), dated May 1, 2003, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


     In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

     Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.


Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         CORNERSTONE VUL II, III and IV

   each a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

                                   May 1, 2003

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with our Cornerstone VUL II, III and IV prospectuses dated May 1, 2003. A copy of the prospectus for each Policy is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - C3P, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-523-0650.

                                Table of Contents

Federal Income Tax Considerations                                            B-2

Sale of Policies                                                             B-5

Performance Information                                                      B-6

Financial Statements                                                         B-6

FEDERAL INCOME TAX CONSIDERATIONS

     The following summary provides a general description of the Federal income tax considerations associated with each Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF EACH POLICY

     To qualify as a life insurance contract for federal income tax purposes, a Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of a Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that a Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

     Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for a Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

     The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

     For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass ONE of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test.

At the time of issuance of a Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

     - Cash Value Accumulation Test - Under the terms of a Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

     - Guideline Premium/Cash Value Corridor Test - A Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under a Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

     The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under a Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

     The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under a Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

     The following discussion assumes that a Policy qualifies as a life insurance contract for federal income tax purposes.

     We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under a Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

     The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

     Due to a Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if a Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause a Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium

(with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

     All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

     The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause a Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

     Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

     Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in a Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in a Policy) under rules prescribed in Section 7702.

     Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

     Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

     Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN A POLICY

     Investment in a Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

     The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

     The transfer of a Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of a Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

     The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF THE POLICIES

     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies on a continuous basis. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. The offering is on a continuous basis. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

     A Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. A Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales (up to 50% for a VUL II policy), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

     With respect to VUL IV Policies, Penn Mutual compensated HTK in the approximate amounts of $145,773 and $321,349 for the period March 1, 2001 (first month Policy was offered) to December 31, 2001 and for the year ending December 31, 2002, respectively, for its services as principal underwriter.

     With respect to VUL III Policies, Penn Mutual compensated HTK in the approximate amounts of $392,485, $251,483 and $68,665 for the years ending December 31, 2000, 2001 and 2002, respectively, for its services as principal underwriter.






     With respect to VUL II Policies, Penn Mutual compensated HTK in the approximate amounts of $73,376 $34,259 and $28,185 for the years ending December 31, 2000, 2001 and 2002, respectively, for its services as principal underwriter.


PERFORMANCE INFORMATION

     We provide performance information for the investment funds offered as investment options under a Policy. The performance information for the funds does not reflect expenses that apply to the Separate Account or the Policies. Inclusion of these charges would reduce the performance information.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                   MONEY          QUALITY        HIGH YIELD     GROWTH EQUITY
                                                   TOTAL        MARKET FUND+     BOND FUND+      BOND FUND+         FUND+
                                               --------------  --------------  --------------  --------------  --------------
INVESTMENT IN COMMON STOCK
Number of Shares                                   93,204,076      46,736,676       1,982,213       2,418,961       1,835,009
Cost                                           $  737,915,432  $   46,736,677  $   20,956,520  $   20,150,195  $   43,221,688

ASSETS:
Investments at market value                    $  535,220,870  $   46,736,675  $   20,813,229  $   16,400,557  $   18,001,443
Dividends receivable                                   44,026          44,026               -               -               -
Receivable for Securities                             603,204         603,204               -               -               -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company           9,767             622             347             332             326

                                               --------------  --------------  --------------  --------------  --------------
NET ASSETS                                     $  535,858,333  $   47,383,283  $   20,812,882  $   16,400,225  $   18,001,117
                                               ==============  ==============  ==============  ==============  ==============

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     MONEY           QUALITY         HIGH YIELD      GROWTH EQUITY
                                                    TOTAL         MARKET FUND+      BOND FUND+       BOND FUND+          FUND+
                                               ---------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                                      $     8,921,616   $      635,165   $      794,290   $    1,545,038   $            -

EXPENSE:
Mortality and expense risk charges                   7,225,839          842,406          255,008          172,615          246,739
                                               ---------------   --------------   --------------   --------------   --------------

Net investment income (loss)                         1,695,777         (207,241)         539,282        1,372,423         (246,739)
                                               ---------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
Realized gains (losses) from redemption of
   fund shares                                      (3,632,205)               -           (2,232)          (3,256)        (421,903)
Capital gains distributions                          7,110,238                -           29,095                -                -
                                               ---------------   --------------   --------------   --------------   --------------

Net realized gains (losses) from investment
   transactions                                      3,478,033                -           26,863           (3,256)        (421,903)
Net change in unrealized appreciation
   (depreciation) of investments                  (109,000,780)               -          161,430       (1,025,500)      (8,741,446)
                                               ---------------   --------------   --------------   --------------   --------------

Net realized and unrealized gains (losses) on
   investments                                    (105,522,747)               -          188,293       (1,028,756)      (9,163,349)
                                               ---------------   --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   $  (103,826,970)  $     (207,241)  $      727,575   $      343,667   $   (9,410,088)
                                               ===============   ==============   ==============   ==============   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 LARGE CAP        FLEXIBLY                        SMALL CAP       EMERGING
                                                   VALUE          MANAGED       INTERNATIONAL       VALUE          GROWTH
                                                   FUND+           FUND+        EQUITY FUND+        FUND+          FUND+
                                               --------------  --------------  --------------  --------------  --------------
INVESTMENT IN COMMON STOCK
Number of Shares                                    3,142,367       4,685,110       2,792,294       2,040,118       1,989,634
Cost                                           $   59,254,959  $   89,784,082  $   46,899,433  $   27,075,821  $   51,690,516

ASSETS:
Investments at market value                    $   43,898,868  $   87,845,822  $   29,402,845  $   22,441,305  $   23,577,170
Dividends receivable                                        -               -               -               -               -
Receivable for Securities                                   -               -               -               -               -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company             886           1,743             594             429             449

                                               --------------  --------------  --------------  --------------  --------------
NET ASSETS                                     $   43,897,982  $   87,844,079  $   29,402,251  $   22,440,876  $   23,576,721
                                               ==============  ==============  ==============  ==============  ==============

                                                 LARGE CAP         FLEXIBLY                         SMALL CAP        EMERGING
                                                   VALUE           MANAGED        INTERNATIONAL       VALUE           GROWTH
                                                   FUND+            FUND+         EQUITY FUND+        FUND+           FUND+
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                                      $      752,055   $    2,431,942   $       41,832   $            -   $            -

EXPENSE:
Mortality and expense risk charges                    540,688        1,043,049          303,836          317,907          317,002
                                               --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          211,367        1,388,893         (262,004)        (317,907)        (317,002)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
Realized gains (losses) from redemption of
   fund shares                                       (165,032)         (50,194)         219,543          (70,983)        (627,154)
Capital gains distributions                           635,393        3,874,537                -        1,814,827                -
                                               --------------   --------------   --------------   --------------   --------------

Net realized gains (losses) from investment
   transactions                                       470,361        3,824,343          219,543        1,743,844         (627,154)
Net change in unrealized appreciation
   (depreciation) of investments                   (8,867,399)      (5,697,759)      (2,955,160)      (6,162,239)     (15,644,935)
                                               --------------   --------------   --------------   --------------   --------------

Net realized and unrealized gains (losses) on
   investments                                     (8,397,038)      (1,873,416)      (2,735,617)      (4,418,395)     (16,272,089)
                                               --------------   --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   $   (8,185,671)  $     (484,523)  $   (2,997,621)  $   (4,736,302)  $  (16,589,091)
                                               ==============   ==============   ==============   ==============   ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   LIMITED                          MID CAP         MID CAP       LARGE CAP       STRATEGIC
                                 MATURITY BOND    INDEX 500         GROWTH           VALUE         GROWTH           VALUE
                                    FUND+           FUND+           FUND +           FUND+         FUND+            FUND+
                                --------------  --------------  --------------  --------------  --------------  -------------
INVESTMENT IN COMMON STOCK
Number of Shares                       609,617      12,690,492       2,824,654       1,749,543          75,175         374,894
Cost                            $    6,398,020  $  111,407,146  $   23,676,318  $   18,113,863  $      657,673  $    3,443,604

ASSETS:
Investments at market value     $    6,522,894  $   76,777,475  $   11,976,533  $   17,058,049  $      632,229  $    3,201,599
Dividends receivable                         -               -               -               -               -               -
Receivable for Securities                    -               -               -               -               -               -

LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company                       113           1,200             202             337               8              56

                                --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS                      $    6,522,781  $   76,776,275  $   11,976,331  $   17,057,712  $      632,221  $    3,201,543
                                ==============  ==============  ==============  ==============  ==============  ==============

                                   LIMITED                          MID CAP          MID CAP          LARGE CAP       STRATEGIC
                                 MATURITY BOND    INDEX 500         GROWTH            VALUE            GROWTH           VALUE
                                    FUND+           FUND+           FUND +            FUND+           FUND(a)+         FUND(a)+
                                --------------  --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                       $      138,578  $    1,120,044   $            -   $      103,239   $        2,029   $       12,647

EXPENSE:
Mortality and expense risk
   charges                              54,190       1,287,306          202,076          223,909            4,635           16,849
                                --------------  --------------   --------------   --------------   --------------   --------------

Net investment income (loss)            84,388        (167,262)        (202,076)        (120,670)          (2,606)          (4,202)
                                --------------  --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gains (losses) from
   redemption of fund shares             1,184        (151,458)        (298,545)         (87,974)            (525)          (2,692)
Capital gains distributions             33,462               -                -                -                -                -
                                --------------  --------------   --------------   --------------   --------------   --------------

Net realized gains (losses)
   from investment
   transactions                         34,646        (151,458)        (298,545)         (87,974)            (525)          (2,692)
Net change in unrealized
   appreciation (depreciation)
   of investments                      100,977     (20,688,542)      (5,080,947)      (1,834,464)         (25,444)        (242,006)
                                --------------  --------------   --------------   --------------   --------------   --------------

Net realized and unrealized
   gains (losses) on
   investments                         135,623     (20,840,000)      (5,379,492)      (1,922,438)         (25,969)        (244,698)
                                --------------  --------------   --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      220,011  $  (21,007,262)  $   (5,581,568)  $   (2,043,108)  $      (28,575)  $     (248,900)
                                ==============  ==============   ==============   ==============   ==============   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                     EMERGING
                                   REIT          BALANCED      EQUITY INCOME      GROWTH       ASSET MANAGER      MARKETS EQUITY
                                   FUND+        PORTFOLIO++    PORTFOLIO+++    PORTFOLIO+++    PORTFOLIO+++   (INT'L) PORTFOLIO++++
                              --------------  --------------  --------------  --------------  --------------  ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares                     102,618       1,485,450       1,611,157       2,211,746         768,317       1,078,031
Cost                          $      948,229  $   20,007,270  $   36,226,117  $   89,231,886  $   12,040,919  $    9,994,496

ASSETS:
Investments at market value   $      923,557  $   11,601,361  $   29,258,604  $   51,843,318  $    9,796,034  $    6,511,303
Dividends receivable                       -               -               -               -               -               -
Receivable for Securities                  -               -               -               -               -               -

LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company                      13             194             584           1,015             192             125

                              --------------  --------------  --------------  --------------  --------------  --------------
 NET ASSETS                   $      923,544  $   11,601,167  $   29,258,020  $   51,842,303  $    9,795,842  $    6,511,178
                              ==============  ==============  ==============  ==============  ==============  ==============

                                                                                                                 EMERGING
                                  REIT        BALANCED     EQUITY INCOME      GROWTH      ASSET MANAGER       MARKETS EQUITY
                                FUND(a)+     PORTFOLIO++   PORTFOLIO+++    PORTFOLIO+++   PORTFOLIO+++    (INT'L) PORTFOLIO++++
                              ------------   -----------   -------------   ------------   -------------   ---------------------
NET INVESTMENT INCOME (LOSS):
Dividends                     $     23,353   $   303,916   $     531,128   $    151,262   $     335,098   $            -

EXPENSE:
Mortality and expense risk
   charges                           6,790       154,933         374,180        681,816         104,688           75,217
                              ------------   -----------   -------------   ------------   -------------   --------------

Net investment income (loss)        16,563       148,983         156,948       (530,554)        230,410          (75,217)
                              ------------   -----------   -------------   ------------   -------------   --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gains (losses) from
   redemption of fund shares        (4,853)      (82,891)       (250,490)    (1,517,243)        (89,629)         (25,878)
Capital gains distributions              -             -         722,924              -               -                -
                              ------------   -----------   -------------   ------------   -------------   --------------

Net realized gains (losses)
   from investment
   transactions                     (4,853)      (82,891)        472,434     (1,517,243)        (89,629)         (25,878)
Net change in unrealized
   appreciation
   (depreciation) of
   investments                     (24,671)   (2,546,517)     (6,943,253)   (20,954,982)     (1,108,934)        (718,989)
                              ------------   -----------   -------------   ------------   -------------   --------------

Net realized and unrealized
   gains (losses) on
   investments                     (29,524)   (2,629,408)     (6,470,819)   (22,472,225)     (1,198,563)        (744,867)
                              ------------   -----------   -------------   ------------   -------------   --------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                 $    (12,961)  $(2,480,425)  $  (6,313,871)  $(23,002,779)  $    (968,153)  $     (820,084)
                              ============   ===========   =============   ============   =============   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                         TOTAL                       MONEY MARKET FUND+
                                            -------------------------------   -------------------------------
                                                 2002             2001             2002             2001
                                            --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)              $    1,695,777   $    7,640,886   $     (207,241)  $      804,514
  Net realized gains (losses) from
     investment transactions                     3,478,033       14,616,469                -                -
  Net change in unrealized appreciation
     (depreciation) of investments            (109,000,780)     (68,906,433)               -                -
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                (103,826,970)     (46,649,078)        (207,241)         804,514
                                            --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                            179,429,711      174,047,357       43,081,962       48,869,987
  Death benefits                                (1,002,511)      (1,220,303)          (6,012)         (32,632)
  Cost of insurance                            (47,239,814)     (38,071,618)      (4,019,068)      (3,120,527)
  Net transfers                                (15,302,412)     (11,924,019)     (22,236,073)     (38,767,629)
  Transfer of policy loans                       1,687,600        2,986,306          168,785          804,774
  Contract administration charges               (3,777,140)      (5,301,034)        (404,432)        (605,512)
  Annuity benefits                             (21,948,768)     (17,148,800)      (3,301,398)      (2,663,910)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life
  activities                                    91,846,666      103,367,889       13,283,764        4,484,551
                                            --------------   --------------   --------------   --------------
  Total increase (decrease) in net assets      (11,980,304)      56,718,811       13,076,523        5,289,065

NET ASSETS:
  Beginning of year                            547,838,637      491,119,826       34,306,760       29,017,695
                                            --------------   --------------   --------------   --------------
  END OF YEAR                               $  535,858,333   $  547,838,637   $   47,383,283   $   34,306,760
                                            ==============   ==============   ==============   ==============

                                                   QUALITY BOND FUND+
                                            -------------------------------
                                                 2002             2001
                                            --------------   -------------
OPERATIONS:
  Net investment income (loss)              $      539,282   $    1,047,117
  Net realized gains (losses) from
     investment transactions                        26,863           84,465
  Net change in unrealized appreciation
     (depreciation) of investments                 161,430         (224,108)
                                            --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                     727,575          907,474
                                            --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              3,928,923        3,964,224
  Death benefits                                   (61,115)         (24,480)
  Cost of insurance                             (1,510,395)        (856,164)
  Net transfers                                  1,786,744          872,697
  Transfer of policy loans                          42,596           20,801
  Contract administration charges                 (101,097)         (94,449)
  Annuity benefits                                (378,455)        (236,318)
                                            --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life
  activities                                     3,707,201        3,646,311
                                            --------------   --------------
  Total increase (decrease) in net assets        4,434,776        4,553,785

NET ASSETS:
  Beginning of year                             16,378,106       11,824,321
                                            --------------   --------------
  END OF YEAR                               $   20,812,882   $   16,378,106
                                            ==============   ==============

                                                 HIGH YIELD BOND FUND+              GROWTH EQUITY FUND+
                                            -------------------------------   -------------------------------
                                                 2002             2001             2002             2001
                                            --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)              $    1,372,423   $    1,150,411   $     (246,739)  $     (194,794)
  Net realized gains (losses) from
     investment transactions                        (3,256)           7,830         (421,903)        (194,312)
  Net change in unrealized appreciation
     (depreciation) of investments              (1,025,500)        (578,276)      (8,741,446)      (7,386,589)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                     343,667          579,965       (9,410,088)      (7,775,695)
                                            --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              2,623,196        2,040,448        5,962,726        8,135,825
  Death benefits                                   (16,883)         (33,315)         (66,555)        (139,557)
  Cost of insurance                             (1,190,003)        (806,905)      (1,987,712)      (1,995,470)
  Net transfers                                  1,018,779        3,407,699         (978,785)         992,016
  Transfer of policy loans                          68,435           65,473           75,792           90,943
  Contract administration charges                  (69,579)         (73,656)        (161,528)        (291,529)
  Annuity benefits                                (424,625)        (406,274)        (681,169)        (787,751)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable activities             2,009,320        4,193,470        2,162,769        6,004,477
                                            --------------   --------------   --------------   --------------
  Total increase (decrease)  in net assets       2,352,987        4,773,435       (7,247,319)      (1,771,218)

NET ASSETS:
  Beginning of year                             14,047,238        9,273,803       25,248,436       27,019,654
                                            --------------   --------------   --------------   --------------
  END OF YEAR                               $   16,400,225   $   14,047,238   $   18,001,117   $   25,248,436
                                            ==============   ==============   ==============   ==============

                                                 LARGE CAP VALUE FUND+
                                            -------------------------------
                                                 2002             2001
                                            --------------   --------------
OPERATIONS:
  Net investment income (loss)              $      211,367   $      964,504
  Net realized gains (losses) from
     investment transactions                       470,361          402,907
  Net change in unrealized appreciation
     (depreciation) of investments              (8,867,399)      (2,796,688)
                                            --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                  (8,185,671)      (1,429,277)
                                            --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              9,743,586        9,321,722
  Death benefits                                  (107,555)         (86,923)
  Cost of insurance                             (3,554,145)      (2,903,093)
  Net transfers                                     42,505        1,944,567
  Transfer of policy loans                         117,438          259,885
  Contract administration charges                 (279,120)        (329,814)
  Annuity benefits                              (1,988,552)      (1,497,753)
                                            --------------   --------------
Net increase (decrease) in net assets
  resulting from variable activities             3,974,157        6,708,591
                                            --------------   --------------
  Total increase (decrease)  in net assets      (4,211,514)       5,279,314

NET ASSETS:
  Beginning of year                             48,109,496       42,830,182
                                            --------------   --------------
  END OF YEAR                               $   43,897,982   $   48,109,496
                                            ==============   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                                FLEXIBLY MANAGED FUND+          INTERNATIONAL EQUITY FUND+
                                           -------------------------------   -------------------------------
                                                2002             2001             2002            2001
                                           --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)             $    1,388,893   $    2,485,083   $     (262,004)  $      348,058
  Net realized gains (losses) from
     investment transactions                    3,824,343        3,404,350          219,543         (416,606)
  Net change in unrealized appreciation
     (depreciation) of investments             (5,697,759)         467,752       (2,955,160)     (11,622,617)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                   (484,523)       6,357,185       (2,997,621)     (11,691,165)
                                           --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                            16,151,752       11,196,976        7,199,549        8,528,604
  Death benefits                                 (179,763)        (185,591)         (26,434)         (94,224)
  Cost of insurance                            (6,295,074)      (4,407,530)      (2,467,750)      (2,338,611)
  Net transfers                                 2,477,744        4,036,861       (2,307,401)         (39,914)
  Transfer of policy loans                        211,837          503,215          107,309          242,230
  Contract administration charges                (520,355)        (458,521)        (176,822)        (299,449)
  Annuity benefits                             (3,844,331)      (2,865,729)        (879,551)      (1,154,414)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities       8,001,810        7,819,681        1,448,900        4,844,222
                                           --------------   --------------   --------------   --------------
  Total increase (decrease) in net assets       7,517,287       14,176,866       (1,548,721)      (6,846,943)

NET ASSETS:
  Beginning of year                            80,326,792       66,149,926       30,950,972       37,797,915
                                           --------------   --------------   --------------   --------------
  END OF YEAR                              $   87,844,079   $   80,326,792   $   29,402,251   $   30,950,972
                                           ==============   ==============   ==============   ==============

                                                SMALL CAP VALUE FUND+            EMERGING GROWTH FUND+
                                           -------------------------------   -------------------------------
                                                 2002            2001             2002             2001
                                           --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)             $     (317,907)  $      251,492   $     (317,002)  $     (254,337)
  Net realized gains (losses) from
     investment transactions                    1,743,844          385,942         (627,154)         606,001
  Net change in unrealized appreciation
     (depreciation) of investments             (6,162,239)       1,895,911      (15,644,935)      (6,025,527)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                 (4,736,302)       2,533,345      (16,589,091)      (5,673,863)
                                           --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                             5,927,908        4,532,975        8,616,253       10,436,810
  Death benefits                                  (27,952)          (7,382)         (57,731)         (45,511)
  Cost of insurance                            (1,903,132)      (1,277,888)      (2,679,307)      (2,762,414)
  Net transfers                                 2,318,974        1,957,716       (1,239,177)         464,121
  Transfer of policy loans                        101,743           87,839          158,484          278,876
  Contract administration charges                (173,900)        (190,677)        (247,671)        (470,791)
  Annuity benefits                               (727,525)        (490,929)      (1,056,395)        (810,281)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities       5,516,116        4,611,654        3,494,456        7,090,810
                                           --------------   --------------   --------------   --------------
  Total increase (decrease) in net assets         779,814        7,144,999      (13,094,635)       1,416,947

NET ASSETS:
  Beginning of year                            21,661,062       14,516,063       36,671,356       35,254,409
                                           --------------   --------------   --------------   --------------
  END OF YEAR                              $   22,440,876   $   21,661,062   $   23,576,721   $   36,671,356
                                           ==============   ==============   ==============   ==============

                                                   LIMITED MATURITY                     INDEX 500
                                                      BOND FUND+                          FUND+
                                           -------------------------------   -------------------------------
                                                2002             2001             2002             2001
                                           --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)             $       84,388   $      100,504   $     (167,262)  $      289,463
  Net realized gains (losses) from
     investment transactions                       34,646            3,539         (151,458)          38,688
  Net change in unrealized appreciation
     (depreciation) of investments                100,977           12,205      (20,688,542)      (8,376,918)
-----------------------------------------  --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                    220,011          116,248      (21,007,262)      (8,048,767)
-----------------------------------------  --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                               945,045          475,352       33,174,537       23,717,135
  Death benefits                                  (11,047)         (45,008)        (152,380)        (125,823)
  Cost of insurance                              (442,793)        (200,643)      (7,683,013)      (5,598,590)
  Net transfers                                 2,552,511        1,306,299        3,247,979        6,015,972
  Transfer of policy loans                          6,052            1,594          114,963          122,881
  Contract administration charges                 (24,411)         (12,623)        (529,009)        (806,896)
  Annuity benefits                                (47,664)        (163,512)      (2,131,402)      (1,518,268)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable activities            2,977,693        1,361,459       26,041,675       21,806,411
                                           --------------   --------------   --------------   --------------
  Total increase (decrease) in net assets       3,197,704        1,477,707        5,034,413       13,757,644

NET ASSETS:
  Beginning of year                             3,325,077        1,847,370       71,741,862       57,984,218
                                           --------------   --------------   --------------   --------------
  END OF YEAR                              $    6,522,781   $    3,325,077   $   76,776,275   $   71,741,862
                                           ==============   ==============   ==============   ==============

                                                       MID CAP                           MID CAP
                                                     GROWTH FUND+                      VALUE FUND+
                                           -------------------------------   ------------------------------
                                                2002             2001             2002             2001
                                           --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)             $     (202,076)  $     (114,822)  $     (120,670)  $      698,684
  Net realized gains (losses) from
     investment transactions                     (298,545)         (23,753)         (87,974)         146,971
  Net change in unrealized appreciation
     (depreciation) of investments             (5,080,947)      (4,258,334)      (1,834,464)      (1,428,505)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
     resulting from operations                 (5,581,568)      (4,396,909)      (2,043,108)        (582,850)
                                           --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                             4,486,287        4,842,952        4,186,767        3,733,075
  Death benefits                                  (28,134)          (3,179)          (8,208)         (92,242)
  Cost of insurance                            (1,208,698)      (1,007,995)      (1,483,677)      (1,106,510)
  Net transfers                                  (262,741)       2,344,255          289,051          665,219
  Transfer of policy loans                         65,125           60,561           95,090           35,419
  Contract administration charges                (115,648)        (218,216)        (119,967)        (142,439)
  Annuity benefits                               (442,737)        (396,884)        (907,171)        (443,528)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable activities            2,493,454        5,621,494        2,051,885        2,648,994
                                           --------------   --------------   --------------   --------------
  Total increase (decrease) in net assets      (3,088,114)       1,224,585            8,777        2,066,144

NET ASSETS:
  Beginning of year                            15,064,445       13,839,860       17,048,935       14,982,791
                                           --------------   --------------   --------------   --------------
  END OF YEAR                              $   11,976,331   $   15,064,445   $   17,057,712   $   17,048,935
                                           ==============   ==============   ==============   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

                                                 LARGE CAP            STRATEGIC               REIT
                                             GROWTH FUND (a)+       VALUE FUND (a)+          FUND (a)+
                                            ------------------    ------------------    ------------------
                                                   2002                  2002                   2002
                                            ------------------    ------------------    ------------------
Operations:
  Net investment income (loss)              $           (2,606)   $           (4,202)   $           16,563
  Net realized gains (losses) from
     investment transactions                              (525)               (2,692)               (4,853)
  Net change in unrealized appreciation
     (depreciation) of investm                         (25,444)             (242,006)              (24,671)
                                            ------------------    ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                         (28,575)             (248,900)              (12,961)
                                            ------------------    ------------------    ------------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                                    212,815               863,272               321,108
  Death benefits                                             -                     -                     -
  Cost of insurance                                    (21,318)             (125,331)              (41,795)
  Net transfers                                        472,218             2,717,527               669,258
  Transfer of policy loans                                  57                   (33)                1,764
  Contract administration charges                       (2,275)               (4,865)               (3,921)
  Annuity benefits                                        (701)                 (127)               (9,909)
                                            ------------------    ------------------    ------------------
Net increase in net assets  resulting
  from variable activities                             660,796             3,450,443               936,505
                                            ------------------    ------------------    ------------------
  Total increase in net assets                         632,221             3,201,543               923,544
NET ASSETS:
  Beginning of year                                          -                     -                     -
                                            ------------------    ------------------    ------------------
  END OF YEAR                               $          632,221    $        3,201,543    $          923,544
                                            ==================    ==================    ==================

                                                            BALANCED                                  EQUITY INCOME
                                                           PORTFOLIO++                                 PORTFOLIO+++
                                            ----------------------------------------    ----------------------------------------
                                                   2002                 2001                    2002                 2001
                                            ------------------    ------------------    ------------------    ------------------
Operations:
  Net investment income (loss)              $          148,983    $          105,357    $          156,948    $          238,206
  Net realized gains (losses) from
     investment transactions                           (82,891)            3,760,285               472,434             1,543,287
  Net change in unrealized appreciation
     (depreciation) of investm                      (2,546,517)           (5,576,973)           (6,943,253)           (3,452,134)
                                            ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                      (2,480,425)           (1,711,331)           (6,313,871)           (1,670,641)
                                            ------------------    ------------------    ------------------    ------------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                                  3,509,117             4,090,304             7,674,882             6,739,226
  Death benefits                                       (30,150)              (14,612)              (30,368)              (70,547)
  Cost of insurance                                 (1,213,704)           (1,027,103)           (2,585,302)           (2,217,346)
  Net transfers                                       (728,794)              543,165            (1,189,275)              995,467
  Transfer of policy loans                              36,160               109,595                72,790                77,922
  Contract administration charges                      (88,209)             (158,736)             (183,253)             (214,598)
  Annuity benefits                                    (413,372)             (352,684)           (1,341,473)             (852,674)
                                            ------------------    ------------------    ------------------    ------------------
Net increase in net assets  resulting
  from variable activities                           1,071,048             3,189,929             2,418,001             4,457,450
                                            ------------------    ------------------    ------------------    ------------------
  Total increase in net assets                      (1,409,377)            1,478,598            (3,895,870)            2,786,809
NET ASSETS:
  Beginning of year                                 13,010,544            11,531,946            33,153,890            30,367,081
                                            ------------------    ------------------    ------------------    ------------------
  END OF YEAR                               $       11,601,167    $       13,010,544    $       29,258,020    $       33,153,890
                                            ==================    ==================    ==================    ==================

                                                             GROWTH                                   ASSET MANAGER
                                                          PORTFOLIO+++                                PORTFOLIO+++
                                            ----------------------------------------    ----------------------------------------
                                                   2002                2001                     2002                 2001
                                            ------------------    ------------------    ------------------    ------------------
OPERATIONS:
  Net investment income (loss)              $         (530,554)   $         (504,272)   $          230,410    $          276,721
  Net realized gains (losses) from
     investment transaction                         (1,517,243)            4,792,779               (89,629)               91,633
  Net change in unrealized appreciation
     (depreciation) of inv                         (20,954,982)          (18,393,176)           (1,108,934)             (812,480)
                                            ------------------    ------------------    ------------------    ------------------
Net increase (decrease) in net assets
          resulting from operations                (23,002,779)          (14,104,669)             (968,153)             (444,126)
                                            ------------------    ------------------    ------------------    ------------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                                 16,248,678            19,396,165             2,897,325             2,196,633
  Death benefits                                      (165,272)              (92,883)              (20,242)              (99,048)
  Cost of insurance                                 (5,347,743)           (5,266,432)             (855,710)             (686,545)
  Net transfers                                     (4,840,393)            1,026,082               315,070               597,510
  Transfer of policy loans                             191,113               176,857                19,101                10,432
  Contract administration charges                     (466,623)             (792,664)              (53,793)              (60,611)
  Annuity benefits                                  (2,567,826)           (2,087,693)             (570,858)             (232,568)
                                            ------------------    ------------------    ------------------    ------------------
Net increase in net assets  resulting
  from variable activities                           3,051,934            12,359,432             1,730,893             1,725,803
                                            ------------------    ------------------    ------------------    ------------------
  Total increase (decrease) in net assets          (19,950,845)           (1,745,237)              762,740             1,281,677
NET ASSETS:

  Beginning of year                                 71,793,148            73,538,385             9,033,102             7,751,425
                                            ------------------    ------------------    ------------------    ------------------

  END OF YEAR                               $       51,842,303    $       71,793,148    $        9,795,842    $        9,033,102
                                            ==================    ==================    ==================    ==================

                                                      EMERGING MARKETS EQUITY
                                                        (INT'L) PORTFOLIO++++
                                            ----------------------------------------
                                                  2002                   2001
                                            ------------------    ------------------
OPERATIONS:
  Net investment income (loss)              $          (75,217)   $          (51,003)
  Net realized gains (losses) from
     investment transaction                            (25,878)              (17,537)
  Net change in unrealized appreciation
     (depreciation) of inv                            (718,989)             (349,976)
                                            ------------------    ------------------
Net increase (decrease) in net assets
          resulting from operations                   (820,084)             (418,516)
                                            ------------------    ------------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                                  1,674,023             1,828,944
  Death benefits                                        (6,710)              (27,346)
  Cost of insurance                                   (624,144)             (491,852)
  Net transfers                                        571,867              (286,122)
  Transfer of policy loans                              32,999                37,009
  Contract administration charges                      (50,662)              (79,853)
  Annuity benefits                                    (233,527)             (187,630)
                                            ------------------    ------------------
Net increase in net assets  resulting
  from variable activities                           1,363,846               793,150
                                            ------------------    ------------------
  Total increase (decrease) in net assets              543,762               374,634
NET ASSETS:

  Beginning of year                                  5,967,416             5,592,782
                                            ------------------    ------------------

  END OF YEAR                               $        6,511,178    $        5,967,416
                                            ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2002

NOTE 1.   SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies of Penn Mutual Variable Life Account I ("Account I") are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable EstateMax II, Variable EstateMax III, and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account I's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2002 and the reported amounts from operations and variable life activities during 2002 and 2001. Actual results could differ with those estimates.

         INVESTMENTS - Assets of Account I are invested into sub-accounts, which invest in the shares of Penn Series Funds, Inc. ("Penn Series"), an affiliate of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth, Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; and The Universal Institutional Funds, Inc. ("Van Kampen"):
Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains on realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.


         FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of the IRC. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2.   PURCHASES AND SALES OF INVESTMENTS

         The following table shows the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of each fund or portfolio for the period ended December 31, 2002:

                                                    PURCHASES          SALES
                                                  -------------    -------------
Money Market Fund                                 $ 102,355,539    $  91,648,811
Quality Bond Fund                                    10,034,005        5,761,195
High Yield Bond Fund                                  5,826,822        2,448,913
Growth Equity Fund                                    5,416,223        3,923,235
Large Cap Value Fund                                 10,899,910        6,246,205
Flexibly Managed Fund                                23,898,046       10,686,434
International Equity Fund                            73,301,584       71,896,490
Small Cap Value Fund                                 10,780,190        3,839,049
Emerging Growth Fund                                  8,307,659        5,759,181
Limited Maturity Bond Fund                            4,159,559        1,062,896
Index 500 Fund                                       36,848,999       11,128,899
Mid Cap Growth Fund                                   5,131,268        3,139,124
Mid Cap Value Fund                                    5,201,907        3,359,424
Large Cap Growth Fund                                   782,507          124,834
Strategic Value Fund                                  3,559,484          115,880
REIT Fund                                             1,180,174          231,945
Balanced Portfolio                                    3,482,093        2,345,471
Equity Income Portfolio                               8,672,480        5,626,651
Growth Portfolio                                     14,222,966       13,222,315
Asset Manager Portfolio                               4,004,639        2,133,340
Emerging Markets Equity (Int'l) Portfolio             2,459,587        1,197,071

NOTE 3.   CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

     MORTALITY AND EXPENSE RISK CHARGES:

          PRODUCTS                          CURRENT RATE                                            GUARANTEED RATE
    ----------------------       ---------------------------------------------           -------------------------------------------
    Cornerstone VUL              0.75%                                                   0.90%
    Cornerstone VUL II           0.90%(Policy Years 1-15)                                0.90%(All years)
                                 0.60%(Policy Years 16+)
    Cornerstone VUL III          0.45%                                                   0.90%
    Cornerstone VUL IV           0.45%on the first $50,000                               0.60%on the first $50,000
                                      of account value, 0.15% on                              of account value, 0.30% on
                                      account value in excess of $50,000                      account value in excess of $50,000
                                                       and                                                     and
                                      a monthly expense charge per month                      a monthly expense charge per month
                                      per $1,000 of Specified Amount during                   per $1,000 of Specified Amount during
                                      1st 10 years varying by issue age and                   1st 10 years varying by issue age and
                                      rate class. The same load will                          rate class. The same load
                                      apply for the first 10 years                            will apply for the first 10 years
                                      following an increase                                   following an increase
                                      in specified amount.                                    in specified amount.
    Variable EstateMax           0.90%(Policy Years 1-15)                                0.90%(All years)
                                 0.60%(Policy Years 16+)

    Variable EstateMax II        0.90%(Policy Years 1-15)                                0.90%(All years)
                                 0.60%(Policy Years 16+)
    Variable EstateMax III       0.60%(Policy Years 1-10)                                0.90%(Policy Years 1-10)
                                 0.05%(Policy Years 11+)                                 0.35%(Policy Years 11+)
                                                       and                                                     and
                                      a monthly expense charge per month                  a monthly expense charge per month
                                      per $1,000 of Specified Amount during              per $1,000 of Specified Amount during
                                      1st 10 years. The same load will apply             1st 10 years. The same load will apply
                                      for the first 10 years following an                for the first 10 years following an
                                      increase in specified amount. Please               increase in specified amount. Please
                                      refer to the Prospectus for detail.                refer to the Prospectus for detail.
    Momentum Builder             0.65%                                                   0.65%

SURRENDER CHARGE PERIODS:

                           PRODUCT
       ----------------------------------------
       Cornerstone VUL, VUL II, VUL III, VUL IV                    11Years
       Variable EstateMax, Variable EstateMax II                   16Years
       Variable EstateMax III                                      14Years
       Momentum Builder                                            10Years

For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable Estate Max II, and Variable Estate Max III policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy.

For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value.

NOTE 4.   UNIT VALUES

                          AT DECEMBER 31, 2000            AT DECEMBER 31, 2001                     AT DECEMBER 31, 2002
                          --------------------   --------------------------------------    ---------------------------------------
                                                                              ENDING                                     ENDING
                                  UNIT              UNITS       UNITS          UNIT          UNITS          UNITS         UNIT
                                BALANCE           PURCHASED    REDEEMED       BALANCE       PURCHASED      REDEEMED      BALANCE
                          --------------------   ---------------------------------------   ---------------------------------------
Money Market Fund                 2,387,097       7,157,499   (6,765,524)     2,779,072     7,890,216    (6,711,761)     3,957,528
Quality Bond Fund                   809,076         679,820     (343,526)     1,145,370       586,457      (303,242)     1,428,585
High Yield Bond Fund                639,444         399,830      (86,049)       953,225       283,586      (117,737)     1,119,074
Growth Equity Fund                1,348,490         848,689     (219,333)     1,977,845       521,286      (227,389)     2,271,742
Large Cap Value Fund              2,006,041         737,271     (191,700)     2,551,612       615,967      (209,290)     2,958,289
Flexibly Managed Fund             3,154,641         786,501     (201,821)     3,739,321     1,053,276      (318,887)     4,473,710
International Equity Fund         2,032,393       2,882,677   (2,449,341)     2,465,729     6,552,611    (6,319,794)     2,698,546
Small Cap Value Fund                969,064         525,864     (164,748)     1,330,180       573,453      (164,911)     1,738,722
Emerging Growth Fund              1,384,822         706,641     (192,434)     1,899,029       682,445      (306,862)     2,274,612
Limited Maturity Bond Fund          147,680         162,766      (50,724)       259,723       290,593       (57,248)       493,068
Index 500 Fund                    4,118,880       2,563,186     (412,841)     6,269,225     3,489,466      (758,966)     8,999,725
Mid Cap Growth Fund                 913,627         745,091     (133,895)     1,524,823       596,808      (270,727)     1,850,903

Mid Cap Value Fund                  951,644         365,742     (147,129)     1,170,257       349,799      (170,347)     1,349,708
Large Cap Growth Fund                     -               -             -             -        84,528        (9,381)        75,147
Strategic Value Fund                      -               -             -             -       380,662        (5,684)       374,978
REIT Fund                                 -               -             -             -       119,255       (19,010)       100,245
Balanced Portfolio                  641,454         375,709      (91,469)       925,694       251,590      (131,008)     1,046,277
Equity Income Portfolio           1,576,053       1,376,558   (1,011,741)     1,940,870       516,365      (249,659)     2,207,577
Growth Portfolio                  3,227,859       2,001,622     (944,239)     4,285,243     1,083,407      (627,149)     4,741,500
Asset Manager Portfolio             481,526         272,064     (126,329)       627,261       263,063      (114,513)       775,811
Emerging Markets Equity
  (Int'l) Portfolio                 697,769         229,916     (133,346)       794,339       257,089      (101,072)       950,356

NOTE 5.   FINANCIAL HIGHLIGHTS

        Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

                                          AT DECEMBER 31, 2002                       FOR THE YEAR ENDED DECEMBER 31,2002
                            -------------------------------------------------  --------------------------------------------------
                                                                                INVESTMENT
                                                                               INCOME RATIO*    EXPENSE
                                    UNITS      UNIT FAIR VALUE    NET ASSETS        (%)        RATIO** (%)    TOTAL RETURN*** (%)
                            -------------------------------------------------  --------------------------------------------------
Money Market Fund                  3,957,528  $10.44 to $19.37   $ 47,383,283      1.58      0.45 to 0.90         0.74 to 4.00
Quality Bond Fund                  1,428,585   11.07 to 30.54      20,812,882      4.30      0.45 to 0.90         4.33 to 10.23
High Yield Bond Fund               1,119,074   10.40 to 29.40      16,400,225     10.13      0.45 to 0.90         2.48 to 3.57
Growth Equity Fund                 2,271,742    4.16 to 17.99      18,001,117         -      0.45 to 0.90      (39.94) to (35.20)
Large Cap Value Fund               2,958,289    8.45 to 36.41      43,897,982      1.61      0.45 to 0.90      (15.72) to (13.72)
Flexibly Managed Fund              4,473,710   10.87 to 50.86      87,844,079      2.83      0.45 to 0.90         0.02 to 8.21
International Equity Fund          2,698,546    6.92 to 14.48      29,402,251      0.13      0.45 to 0.90      (20.31) to (10.35)
Small Cap Value Fund               1,738,722    9.23 to 15.52      22,440,876         -      0.45 to 0.90       (17.51) to (8.08)
Emerging Growth Fund               2,274,612    5.84 to 17.98      23,576,721         -      0.45 to 0.90      (42.60) to (36.28)
Limited Maturity Bond Fund           493,068   11.06 to 15.22       6,522,781      2.98      0.45 to 0.90         5.30 to 10.12
Index 500 Fund                     8,999,725    6.36 to 11.29      76,776,275      1.45      0.45 to 0.90      (23.45) to (22.63)
Mid Cap Growth Fund                1,850,903    4.17 to 9.22       11,976,331         -      0.45 to 0.90      (34.54) to (32.89)
Mid Cap Value Fund                 1,349,708    9.44 to 14.32      17,057,712      0.58      0.45 to 0.90       (10.23) to (5.94)
Large Cap Growth Fund                 75,147    8.39 to 8.44          632,221      0.78      0.45 to 0.90      (16.10) to (15.94)
Strategic Value Fund                 374,978    8.52 to 8.57        3,201,543      0.58      0.45 to 0.90      (14.77) to (14.51)
REIT Fund                            100,245    9.19 to 9.24          923,544      4.60      0.45 to 0.90       (8.11) to (7.94)
Balanced Portfolio                 1,046,277    8.32 to 15.74      11,601,167      2.51      0.45 to 0.90      (17.89) to (17.15)
Equity Income Portfolio            2,207,577    7.78 to 16.88      29,258,020      1.68      0.45 to 0.90      (17.69) to (16.48)
Growth Portfolio                   4,741,500    5.77 to 16.37      51,842,303      0.25      0.45 to 0.90      (31.79) to (30.42)
Asset Manager Portfolio              775,811    8.51 to 15.78       9,795,842      3.59      0.45 to 0.90       (9.55) to (7.12)
  (Int'l) Portfolio                  950,356    6.61 to 8.96        6,511,178         -      0.45 to 0.90       (10.71) to (9.31)

                                          AT DECEMBER 31, 2002                       FOR THE YEAR ENDED DECEMBER 31,2002
                            -------------------------------------------------  --------------------------------------------------
                                                                                INVESTMENT
                                                                               INCOME RATIO*    EXPENSE
                                    UNITS      UNIT FAIR VALUE    NET ASSETS        (%)        RATIO** (%)    TOTAL RETURN*** (%)
                            -------------------------------------------------  --------------------------------------------------
Money Market Fund                  2,779,072  $10.27 to $19.18   $ 34,306,760      3.90      0.45 to 0.90      2.74 to 3.52
Quality Bond Fund                  1,145,370   10.51 to 29.20      16,378,106      5.51      0.45 to 0.90      5.14 to 8.42
High Yield Bond Fund                 953,225   10.06 to 28.62      14,047,238      9.97      0.45 to 0.90       0.58 to 6.44
Growth Equity Fund                 1,977,845   6.42 to 27.81       25,248,436      0.03      0.45 to 0.90    (26.01) to (8.79)
Large Cap Value Fund               2,551,612   9.98 to 43.09       48,109,496      1.37      0.45 to 0.90     (3.27) to 1.89
Flexibly Managed Fund              3,739,321   10.77 to 50.73      80,326,792      2.91      0.45 to 0.90      7.67 to 9.79
International Equity Fund          2,465,729   7.72 to 16.20       30,950,972      1.93      0.45 to 0.90    (28.77) to (11.14)
Small Cap Value Fund               1,330,180   11.09 to 18.79      21,661,062      0.10      0.45 to 0.90     10.89 to 16.22
Emerging Value Growth Fund         1,899,029   10.13 to 31.27      36,671,356         -      0.45 to 0.90    (16.59) to 10.48
Limited Maturity Bond Fund           259,723   10.41 to 14.43       3,325,077      4.56      0.45 to 0.90     4.07 to 6.16
Index 500 Fund                     6,269,225   8.22 to 14.63     $ 71,741,862      1.28      0.45 to 0.90    (12.77) to (1.09)
Mid Cap Growth Fund                1,524,823   6.22 to 13.78       15,064,445        -       0.45 to 0.90    (28.76) to (2.48)
Mid Cap Value Fund                 1,170,257   10.43 to 15.92      17,048,935      0.71      0.45 to 0.90    (4.03) to 4.27
Balanced Portfolio                   925,694   10.04 to 19.14      13,010,544      1.68      0.45 to 0.90    (14.14) to 0.42
Equity Income Portfolio            1,940,870   9.41 to 20.47       33,153,890      1.61      0.45 to 0.90    (5.38) to 0.98
Growth Equity Portfolio            4,285,243   8.30 to 23.60       71,793,148      0.07      0.45 to 0.90   (18.39) to (2.01)
Asset Manager Portfolio              627,261   9.37 to 17.42        9,033,102      3.91      0.45 to 0.90    (4.95) to 2.18
Emerging Markets Equity
  (Int'l) Portfolio                  794,339    7.32 to 9.83        5,967,416       -        0.45 to 0.90    (7.33) to (1.63)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account I, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.00% since all contract charges are assessed through a reduction in units held).

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Life Account I ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, and Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2002, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Life Account I at December 31, 2002, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


Philadelphia, Pennsylvania
April 4, 2003

            The Penn Mutual Life Insurance Company and Subsidiaries
                          Consolidated Balance Sheets

AS OF DECEMBER 31,                                                                 2002            2001
------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                                                 $  4,928,419    $   4,674,275
Equity securities, at fair value                                                     39,940           38,423
Mortgage loans on real estate                                                         5,750            6,211
Real estate, net of accumulated depreciation                                         17,015           17,753
Policy loans                                                                        648,106          670,471
Short-term investments                                                               35,215           28,474
Other invested assets                                                               161,309          164,898
                                                                                -----------    -------------
    Total investments                                                             5,835,754        5,600,505

Cash and cash equivalents                                                            23,455           49,358
Investment income due and accrued                                                    81,044           94,700
Deferred acquisition costs                                                          530,868          537,912
Amounts recoverable from reinsurers                                                 295,327          272,887
Broker/dealer receivables                                                         2,208,282        1,610,159
Goodwill                                                                             14,354           14,100
Other assets                                                                        165,341          122,346
Separate account assets                                                           2,180,524        2,530,600
                                                                                -----------    -------------

    TOTAL ASSETS                                                               $ 11,334,949    $  10,832,567
                                                                                ===========    =============

LIABILITIES

Reserves for future policy benefits                                            $  2,693,758    $   2,699,938
Other policyholder funds                                                          2,496,026        2,445,907
Policyholders' dividends payable                                                     24,108           28,072
Broker/dealer payables                                                            1,909,676        1,197,614
Accrued income tax payable                                                          148,079           96,794
Debt                                                                                 86,046          202,952
Other liabilities                                                                   252,463          283,890
Separate account liabilities                                                      2,180,524        2,530,600
                                                                                -----------    -------------

    TOTAL LIABILITIES                                                             9,790,680        9,485,767
                                                                                -----------    -------------

EQUITY

Retained earnings                                                                 1,332,221        1,259,068
Accumulated other comprehensive income:
  Unrealized appreciation of securities                                             217,555           87,732
  Minimum pension liability                                                          (5,507)               -
                                                                                -----------    -------------
    Total accumulated other comprehensive income                                    212,048           87,732
                                                                                -----------    -------------

    TOTAL EQUITY                                                                  1,544,269        1,346,800
                                                                                -----------    -------------

      TOTAL LIABILITIES AND EQUITY                                             $ 11,334,949    $  10,832,567
                                                                                ===========    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                     2002           2001            2000
------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                               $   115,830    $   117,916    $     130,127
Policy fee income                                                    162,910        149,186          146,200
Net investment income                                                429,723        424,607          449,757
Net realized capital  losses                                         (39,999)        (7,622)          (8,256)
Broker/dealer fees and commissions                                   344,091        361,657          478,321
Other income                                                          13,648         26,634           29,825
                                                                 -----------    -----------    -------------

TOTAL REVENUE                                                      1,026,203      1,072,378        1,225,974
                                                                 -----------    -----------    -------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                     391,124        410,015          409,909
Policyholder dividends                                                52,554         57,155           56,846
Decrease in reserves for future policy benefits                      (32,505)       (46,065)         (41,461)
General expenses                                                     258,013        248,446          273,310
Broker/dealer sales expense                                          193,144        202,370          258,340
Amortization of deferred acquisition costs                            78,790         56,105           72,495
                                                                 -----------    -----------    -------------

TOTAL BENEFITS AND EXPENSES                                          941,120        928,026        1,029,439
                                                                 -----------    -----------    -------------

INCOME BEFORE INCOME TAXES                                            85,083        144,352          196,535
                                                                 -----------    -----------    -------------

Income taxes:
    Current                                                           10,307         45,134           49,607
    Deferred                                                           1,623          2,544            8,238
                                                                 -----------    -----------    -------------

INCOME TAX EXPENSE                                                    11,930         47,678           57,845
                                                                 -----------    -----------    -------------

    NET INCOME                                                   $    73,153    $    96,674    $     138,690
                                                                 ===========    ===========    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity

                                                                ACCUMULATED
                                                                   OTHER
                                                               COMPREHENSIVE      RETAINED        TOTAL
                                                               INCOME/(LOSS)      EARNINGS        EQUITY
------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

BALANCE AT JANUARY 1, 2000                                     $     (33,398)   $ 1,023,704    $     990,306

Net income for 2000                                                        -        138,690          138,690
Other comprehensive loss, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                               91,980              -           91,980
                                                                                               -------------
Comprehensive income                                                                                 230,670
                                                               -------------    -----------    -------------
BALANCE AT DECEMBER 31, 2000                                          58,582      1,162,394        1,220,976

Net income for 2001                                                        -         96,674           96,674
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                               29,150              -           29,150
                                                                                               -------------
Comprehensive income                                                                                 125,824
                                                               -------------    -----------    -------------
BALANCE AT DECEMBER 31, 2001                                          87,732      1,259,068        1,346,800

Net income for 2002                                                        -         73,153           73,153
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                              129,823              -          129,823
    Minimum pension liability                                         (5,507)             -           (5,507)
                                                                                               -------------
Comprehensive income                                                                                 197,469
                                                               -------------    -----------    -------------
BALANCE AT DECEMBER 31, 2002                                   $     212,048    $ 1,332,221    $   1,544,269
                                                               =============    ===========    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                    2002            2001            2000
------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
         CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                       $    73,153    $    96,674    $     138,690
Adjustments to reconcile net income to net cash
provided by operating activities:
  Capitalization of acquisition costs                                (95,672)       (81,488)         (92,100)
  Amortization of deferred acquisition costs                          78,790         56,105           72,495
  Policy fees on universal life and investment contracts             (81,771)       (84,662)         (82,557)
  Interest credited on universal life and investment contracts       113,028        125,601          130,473
  Depreciation and amortization                                       (3,955)          (658)           4,440
  Net realized capital losses                                         39,999          7,622            8,256
  Decrease/(increase) in investment income due and accrued            13,656           (939)          (4,507)
  Increase in amounts recoverable from reinsurers                    (22,440)       (28,884)         (23,156)
  Decrease in reserves for future policy benefits                     (6,180)       (15,172)         (20,499)
  (Decrease)/increase in accrued income tax payable                  (18,613)         2,350           (2,684)
  Other, net                                                         (23,900)        15,952          (15,259)
                                                                 -----------    -----------    -------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                          66,095         92,501          113,592
                                                                 -----------    -----------    -------------

         CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                               2,106,699      1,560,313        2,310,160
  Equity securities                                                   64,378         36,388           39,963
  Other                                                                1,057          1,658              742

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                 328,809        245,517          335,882
  Other                                                               13,858         22,815           14,717

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                              (2,457,921)    (1,603,699)      (2,541,312)
  Equity securities                                                  (66,892)       (71,112)         (36,824)
  Other                                                              (98,671)       (27,242)         (41,206)

Change in policy loans, net                                           22,365        (17,907)         (10,144)
(Increase)/decrease in short-term investments, net                    (6,595)       (23,328)           1,788
Purchases of furniture and equipment, net                            (18,583)       (15,529)          (9,629)
                                                                 -----------    -----------    -------------

   NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES              (111,496)       107,874           64,137
                                                                 -----------    -----------    -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                    2002            2001            2000
------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
         CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts             $   750,745    $   629,427    $     643,805
Withdrawals from universal life and investment contracts            (634,990)      (704,560)        (747,843)
Transfers to separate accounts                                       (93,290)      (101,281)         (67,992)
Issuance/(repayment) of debt                                        (116,906)         8,289         (110,750)
Decrease/(increase) in net broker dealer receivables                 113,939         (4,276)          88,954
                                                                 -----------    -----------    -------------

  NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                 19,498       (172,401)         (193,826)
                                                                 -----------    -----------    -------------

  NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS               (25,903)        27,974          (16,097)

CASH AND CASH EQUIVALENTS
  Beginning of the year                                               49,358         21,384           37,481
                                                                 -----------    -----------    ------------
  END OF THE YEAR                                                $    23,455    $    49,358    $      21,384
                                                                 ===========    ===========    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No.142, certain assets with definite lives of $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS
Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized a realized capital (loss)/gain of $(320) and $208 in 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges. Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized a realized capital loss of $3,700 in 2002 related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $66,717 and $60,248 at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $10,891, $9,991, and $8,835 for the years ended December 31, 2002, 2001 and 2000 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $813 and $614 as of December 31, 2002 and 2001, respectively. The aggregate amortization expense related to these intangible assets was $199, $199 and $205 in 2002, 2001 and 2000, respectively. Estimated annual amortization expense is $199 for the years 2003 through 2007.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. Goodwill increased by $254 during 2002 due to acquisitions in the broker dealer segment. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the years ended December 31:

                                                                                   2001            2000
                                                                                -----------    -------------
        Net income, as reported                                                 $    96,674    $     138,690
        Goodwill amortization, net of tax                                               403              714
                                                                                -----------    -------------
        Adjusted net income                                                     $    97,077    $     139,404
                                                                                ===========    =============

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2002, participating insurance expressed as a percentage of insurance in force is 94%, and as a percentage of premium income is 92%. The amount of policyholders' dividends to be paid is approved annually by the board of trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2002.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION
Certain 2001 and 2000 amounts have been reclassified to conform with 2002 presentation.

2.  INVESTMENTS:
DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $55,028 and $41,265 as of December 31, 2002 and 2001, respectively.

                                                                        DECEMBER 31, 2002
                                                  ----------------------------------------------------------
                                                                    GROSS         GROSS
                                                    AMORTIZED     UNREALIZED    UNREALIZED         FAIR
                                                       COST         GAINS         LOSSES           VALUE
                                                  ------------   -----------    -----------    -------------
U.S. Treasury securities and U.S.
    Government and agency securities              $    160,753   $     5,343    $         -    $     166,096
Foreign governments                                     14,985         3,654    $         -           18,639
Corporate securities                                 2,097,286       288,888         64,308        2,321,866
Mortgage and other asset-backed securities           2,267,929       165,400         11,511        2,421,818
                                                  ------------   -----------    -----------    -------------
    Total bonds                                      4,540,953       463,285         75,819        4,928,419
Redeemable preferred stocks                                  -             -              -                -
                                                  ------------   -----------    -----------    -------------
    TOTAL                                         $  4,540,953   $   463,285    $    75,819    $   4,928,419
                                                  ============   ===========    ===========    =============

                                                                        DECEMBER 31, 2001
                                                  ----------------------------------------------------------
                                                                    GROSS         GROSS
                                                    AMORTIZED     UNREALIZED    UNREALIZED         FAIR
                                                      COST          GAINS         LOSSES           VALUE
                                                  ------------   -----------    -----------    -------------
U.S. Treasury securities and U.S.
    Government and agency securities              $    158,696   $     8,516    $         -    $     167,212
Foreign governments                                     19,954         2,259              -           22,213
Corporate securities                                 2,473,923       108,753         61,523        2,521,153
Mortgage and other asset-backed securities           1,866,830       101,748          4,996        1,963,582
                                                  ------------   -----------    -----------    -------------
    Total bonds                                      4,519,403       221,276         66,519        4,674,160
Redeemable preferred stocks                                120             -              5              115
                                                  ------------   -----------    -----------    -------------
     TOTAL                                        $  4,519,523   $   221,276    $    66,524    $   4,674,275
                                                  ============   ===========    ===========    =============

The following table summarizes the amortized cost and fair value of debt securities, as of December 31, 2002 by contractual maturity.

                                                                  AMORTIZED
        YEARS TO MATURITY:                                          COST         FAIR VALUE
                                                                 -----------    -----------
        One or less                                              $    33,093    $    33,908
        After one through five                                       543,477        591,937
        After five through ten                                       826,856        993,471
        After ten                                                    869,598        887,285
        Mortgage and other asset-backed securities                 2,267,929      2,421,818
                                                                 -----------    ------------
          Total bonds                                              4,540,953      4,928,419
        Redeemable preferred stocks                                        -              -
                                                                 -----------    -----------
          TOTAL                                                  $ 4,540,953    $ 4,928,419
                                                                 ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.1 years.

At December 31, 2002, the Company held $2,421,818 in structured securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $2,019,595 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $402,223. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $2,008,917 are rated AAA and include $34,160 of interest-only tranches. As of December 31, 2002 and 2001, the Company's investments included $190,272 and $243,325, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 12% and 18% of equity at December 31, 2002 and 2001, respectively.

At December 31, 2002, the largest industry concentration of the Company's portfolio was investments in the finance industry of $535,811 representing 11% of the total debt portfolio.

Proceeds during 2002, 2001 and 2000 from sales of available-for-sale securities were $2,106,699, $1,560,313, and $2,323,718, respectively. Gross gains and gross losses realized on those sales were $79,510 and $50,260, respectively, during 2002, $49,864 and $18,202, respectively, during 2001 and $27,008 and $29,537, respectively, during 2000. During 2002, 2001, and 2000, the Company realized losses of $46,012, $26,468, and $11,658, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, debt securities with fair value totaling $368,833 and $351,726, respectively, were less than investment grade. At December 31, 2002 and 2001, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $0 and non-income producing debt sercurities totaled $9,367 and $0, respectively. Income is not being accrued on these securities.

EQUITY SECURITIES
During 2002, 2001 and 2000, the proceeds from sales of equity securities amounted to $64,378, $36,388, and $39,963, respectively. The gross gains and gross losses realized on those sales were $431 and $428, $1,430 and $840, and $3,872 and $833, for 2002, 2001 and 2000, respectively.

The cost basis of equity securities is $40,555 and $38,038 as of december 31, 2002 and 2001, respectively. The equity securities had gross unrealized gains of $2 and $558, respectively, and gross unrealized losses of $3 and $173, respectively, as of december 31, 2002 and 2001.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,083 and $6,357 at December 31, 2002 and 2001, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income for the years ended December 31.

                                                                    2002           2001            2000
                                                                 -----------    -----------    -------------
        Debt securities                                          $   378,290    $   362,519    $     366,177
        Equity securities                                              3,238          2,642              248
        Mortgage loans                                                   506          2,124            2,129
        Real estate                                                    2,209          2,209            2,209
        Policy loans                                                  42,295         45,684           42,562
        Short-term investments                                         1,525          2,734            2,158
        Other invested assets                                          9,053         12,641           41,554
                                                                 -----------    -----------    -------------
        Gross investment income                                      437,116        430,553          457,037
          Less: Investment expense                                     7,393          5,946            7,280
                                                                 -----------    -----------    -------------
        Investment income, net                                   $   429,723    $   424,607    $     449,757
                                                                 ===========    ===========    =============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31.

                                                                    2002            2001           2000
                                                                 -----------    -----------    -------------
        Debt securities                                          $   (16,762)   $     5,194    $     (14,187)
        Equity securities                                                  3            590            3,039
        Mortgage loans                                                     -            (31)           1,500
        Real estate                                                        -            (28)           4,366
        Other invested assets                                        (24,966)       (13,630)          (4,721)
        Amortization of deferred acquisition costs                     1,726            283            1,747
                                                                 -----------    -----------    -------------
        Net realized losses                                      $   (39,999)   $    (7,622)   $      (8,256)
                                                                 ===========    ===========    =============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31.

                                                                     2002           2001            2000
                                                                 -----------    -----------    -------------
Unrealized gains/(losses):
  Debt securities                                                $   232,714    $    98,989    $     149,651
  Equity securities                                                   (1,000)       (1,023)              283
  Other                                                               (8,809)       (32,738)          25,090
                                                                 -----------    -----------    -------------
                                                                     222,905         65,228          175,024
                                                                 -----------    -----------    -------------
Less:
  Deferred policy acquisition costs                                  (23,184)       (20,424)         (33,489)
  Deferred income taxes                                              (69,898)       (15,654)         (49,555)
                                                                 -----------    -----------    -------------
Net change in unrealized gains/(losses)                          $   129,823    $    29,150    $      91,980
                                                                 ===========    ===========    =============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                                        2002            2001            2000
                                                                 -----------    -----------    -------------
Unrealized holding gains arising
  during period                                                  $   146,142    $    26,113    $     101,844
Reclassification adjustment for gains/(losses)
  included in net income                                              16,319         (3,037)           9,864
                                                                 -----------    -----------    -------------
Unrealized gains on investments, net
  of reclassification adjustment                                 $   129,823    $    29,150    $      91,980
                                                                 ===========    ===========    =============

Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense/(benefits) of $(8,787), $1,635, and $(5,311), respectively, and $(10,361), $1,480, and
$(7,581), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2002 and 2001.

                                                              2002                         2001
                                                  --------------------------    ----------------------------
                                                    CARRYING        FAIR          CARRYING         FAIR
                                                     VALUE          VALUE          VALUE           VALUE
                                                  ------------   -----------    -----------    -------------
FINANCIAL ASSETS:
  Debt securities, available for sale             $  4,928,419   $ 4,928,419    $ 4,674,275    $   4,674,275
  Equity securities
    Common stock                                         6,815         6,815            517              517
    Non-redeemable preferred stocks                     33,125        33,125         37,906           37,906
  Mortgage loans                                         5,750         6,753          6,211            7,967
  Policy loans                                         648,106       626,352        670,471          644,378
  Short-term investments                                35,215        35,215         28,474           28,474
  Other invested assets                                161,309       161,309        164,898          164,898
  Cash and cash equivalents                             23,455        23,455         49,358           49,358
  Separate account assets                            2,180,524     2,180,524      2,530,600        2,530,600

FINANCIAL LIABILITIES:
  Investment-type contracts
    Individual annuities                               803,061       823,920    $   740,569    $     754,822
    Group annuities                                     42,762        43,901         39,937           41,228
    Other policyholder funds                           283,598       283,598        283,577          283,577
                                                  ------------   -----------    -----------    -------------
  Total policyholder funds                            1,129,420    1,151,419      1,064,083        1,079,627
  Policyholder's dividends payable                       24,108       24,108         28,072           28,072
  Debt                                                   86,046       86,046        202,952          202,952
  Separate account liabilities                        2,180,524    2,180,524      2,530,600        2,530,600

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2002 and 2001, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $0 and a fair value of $8,545 and $0 as of December 31, 2002 and 2001, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $48,972 and $219,820 as of December 31, 2002 and 2001, respectively.

5.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                    2002            2001
                                                                 -----------    -----------
        DEFERRED TAX ASSETS:
          Future policy benefits                                 $    88,878         88,247
          Policyholders' dividends payable                             8,391          9,503
          Investment losses                                           19,285         15,226
          Employee benefit liabilities                                27,488         31,035
          Other                                                       28,661         18,068
                                                                 -----------    -----------
             Total deferred tax asset                                172,703        162,079
                                                                 -----------    -----------

          DEFERRED TAX LIABILITIES:
          Deferred acquisition costs                                 159,591        156,242
          Unrealized investment gains                                117,523        47,625
          Other                                                       30,970         25,276
                                                                 -----------    -----------
             Total deferred tax liability                            308,084        229,143
                                                                 -----------    -----------
          Net deferred tax liability
                                                                     135,381         67,064
          Tax currently payable                                       12,698         29,730
                                                                 -----------    -----------
          ACCRUED INCOME TAX PAYABLE                             $   148,079    $    96,794
                                                                 ===========    ===========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                    2002            2001           2000
                                                                 -----------    -----------    -------------
        Tax expense at 35%                                       $    29,779    $    50,524    $      68,787
        Increase /(decrease) in income
        taxes resulting from:
          Differential earnings amount                               (22,098)             -                -
          Dividends received deduction                                (2,856)        (3,143)         (13,042)
          Other                                                        7,105            297            2,100
                                                                 -----------    -----------    -------------
          INCOME TAX EXPENSE                                     $    11,930    $    47,678    $      57,845
                                                                 ===========    ===========    =============

Cash paid for federal income taxes in 2002, 2001, and 2000 was $28,400, $48,500, and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6.  BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                        PENSION BENEFITS               OTHER BENEFITS
                                                  --------------------------    ----------------------------
                                                      2002          2001            2002            2001
                                                  ------------   -----------    -----------    -------------
        Benefit Obligation                        $   (108,339)  $   (93,345)   $   (22,362)   $     (18,330)
        Fair value of plan assets                       64,271        53,236              -                -
                                                  ------------   -----------    -----------    -------------
        Funded Status                             $    (44,068)  $   (40,109)   $   (22,362)   $     (18,330)
                                                  ============   ===========    ===========    =============

        Amounts recognized in the
         consolidated balance sheet:
         Accrued benefit liability                $    (26,981)  $   (31,681)   $   (36,947)   $     (39,323)
         Intangible assets                               1,001             -              -                -
         Accumulated other comprehensive
         income                                          8,476             -              -                -
                                                  ------------   -----------    -----------    -------------
                                                  $    (17,504)  $   (31,681)   $   (36,947)   $     (39,323)
                                                  ============   ===========    ===========    =============

The change in the minimum pension liability of $8,476 is reflected in accumulated other comprehensive income net of tax of $2,969.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,875, $24,919, and $0, respectively, as of December 31, 2002.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                        PENSION BENEFITS               OTHER BENEFITS
                                                  --------------------------    ----------------------------
                                                      2002          2001            2002            2001
                                                  ------------   -----------    -----------    -------------
        Discount rate                                 7.00%         7.25%          7.00%           7.25%
        Expected return on plan assets                8.00%         8.00%             -               -
        Rate of compensation increase                 4.50%         4.50%          4.00%           5.50%

At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5.00% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement Benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2005. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                        PENSION BENEFITS               OTHER BENEFITS
                                                  --------------------------    ----------------------------
                                                      2002          2001            2002            2001
                                                  ------------   -----------    -----------    -------------
        Benefit cost (savings) recognized in      $      6,870   $     4,621    $      (753)   $        (947)
          consolidated income statement
        Change in minimum pension
          liability recognized in other
          comprehensive income                           8,476             -              -                -
        Employer contribution                           21,048         1,807          1,623            1,569
        Plan participants' contribution                      -             -              -                -
        Benefits paid                                    4,151         3,928          1,623            1,569

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2002, 2001 and 2000, the expense recognized for these plans was $6,904, $8,131, and $14,223, respectively. The fair value of the defined contribution plans' assets at December 31, 2002 and 2001 was $244,633 and $277,029, respectively.

At December 31, 2002 and 2001, $132,438 and $137,686, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7.  REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                   ASSUMED        CEDED TO
                                                     GROSS        FROM OTHER        OTHER           NET
                                                     AMOUNT       COMPANIES       COMPANIES        AMOUNT
                                                  ------------   -----------    ------------   -------------
     DECEMBER 31, 2002:
       Life Insurance in Force                    $ 42,692,642   $    54,563    $ 13,532,242   $  29,214,963
       Premiums                                        144,868             -          29,038         115,830
       Benefits                                        437,174             -          46,050         391,124
       Reserves                                      5,189,689            95         295,327       4,894,457
     DECEMBER 31, 2001:

       Life Insurance in Force                    $ 39,520,167   $   308,064    $ 11,799,979   $  28,028,252
       Premiums                                        145,626             -          27,710         117,916
       Benefits                                        443,863             -          33,848         410,015
       Reserves                                      5,145,665           180         272,671       4,873,174

During 2000, the Company had gross premiums of $153,853, ceded premiums of $23,726, gross benefits of $442,273, assumed benefits of $7,272, and ceded benefits of $39,636. Reinsurance receivables with a carrying value of $277,610 and $253,919 were associated with a single reinsurer at December 31, 2002 and 2001, respectively.

8.  DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 were collateralized by customer-owned securities valued at approximately $186,810. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2002 and 2001, the weighted average interest rates on these borrowings were 2.01% and 3.61% respectively.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 1999, the Company entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD (the Reinsurers) to cede its risk associated with the disability income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers and the assets were placed in a trust, which names the Company as beneficiary. As of December 31, 2002 and 2001, the Company had a reinsurance recoverable from the Reinsurers of $197,972 and $178,068, respectively, which was secured by securities and other assets with a market value of $200,404 and $174,226, respectively, held in trust.

During 2000, the Reinsurers failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, because the Company has access to trust assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2002, the Company had outstanding commitments totaling $82,746 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual (referred to as NAIC SAP). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949 as of December 31, 2001.

The combined insurance companies' statutory capital and surplus at December 31, 2002 and 2001 was $806,099 and $762,405, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2002, 2001, and 2000, was $39,411, $56,776, and $122,792, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.

                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 10, 2003

                                     PART C

                                OTHER INFORMATION

ITEM 27:  EXHIBITS

   (a)(1) Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

   (a)(2) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (b)     Not Applicable.

   (c)(1) Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

   (c)(2) Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

   (c)(3) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

   (c)(4) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-002055).

   (c)(5) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1999 (Accession No. 0001036050-98-002055).

   (c)(6) Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(1) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (VU-90(S)). Incorporated herein by reference to Exhibit A5(a) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(2) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct) (VU-99(S)). Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(3) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex) (VU-99(U)). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(4) Additional Insured Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(5) Children's Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(6) Accidental Death Benefit Agreement Rider. Incorporated herein by reference to Exhibit A5(d) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(7) Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
           0000950116-99-000880).

   (d)(8) Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(9) Guaranteed Continuation of Policy Agreement Rider. Incorporated herein by reference to Exhibit A5(g) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(10) Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(11) Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(12) Flexible Premium Adjustable Variable Life Insurance Policy (revised) (VU-94(S)). Incorporated herein by reference to Exhibit A5(j) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(13) Flexible Periodic Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(k) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (d)(14) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(n) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(15) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(o) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(16) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(p) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(17) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(q) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(18) Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A5(r) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(19) Endorsement - Business Accounting Benefit (1707-01). Incorporated herein by reference to Exhibit A5(s) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(20) Endorsement - Cost of Insurance. Incorporated herein by reference to Exhibit A5(t) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

   (d)(21) Flexible Premium Adjustable Variable Life Insurance Policy (VU - 01(S)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(u) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

   (d)(22) Flexible Premium Adjustable Variable Life Insurance Policy (VU - 01(U)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(v) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

   (d)(23) Rider Supplemental Term Insurance Agreement (SLT - 01(S)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

   (d)(24) Rider Supplemental Term Insurance Agreement (SLT - 01(U)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

   (e)(1) Application Form for Flexible Premium Adjustable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

   (e)(2) Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No.
           0000950116-99-000867).

   (f)(1) Charter of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No.
           0001036050-98-001504).

   (f)(2) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No.
           0001036050-98-001504).

   (g)     Not Applicable.

   (h)(1) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

   (h)(2) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

   (h)(3) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000). Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 2-77283) filed on April 29, 1997 (Accession No. 0001021408-97-000161).

   (h)(4) Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit A(8)(a) to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 19, 2002 (Accession No.
           0000950116-02-000799).

   (h)(5) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

   (h)(6) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 33-87276) of Penn Mutual Variable Life Account I filed on April 29, 1996. (Accession No. 0000950109-96-002471).

   (h)(7) Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 30, 1997. (Accession No. 0000950109-97-003328).

   (i)     Not Applicable

   (j)     Not Applicable

   (k) Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 18, 2001 (Accession No. 0000950116-01-000677).

   (l)     Not Applicable

   (m)     Not Applicable

   (n)     Consent of Ernst & Young, LLP. Filed herewith.

   (o)     Not Applicable

   (p)     Not Applicable

   (q) Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit A(11) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

   (r) Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 5 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001

ITEM 28:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

NAME                                    POSITION AND OFFICES WITH DEPOSITOR
--------------------------------        ------------------------------------------------------------------------------------
Robert E. Chappell                      Chairman of the Board and Chief Executive Officer and Member of the Board of Trustees
Daniel J. Toran                         President and Chief Operating Officer and Member of the Board of Trustees
Nancy S. Brodie                         Executive Vice President and Chief Financial Officer
John M. Albanese                        Executive Vice President, Systems and Service
Larry L. Mast                           Executive Vice President, Sales and Marketing
Peter M. Sherman                        Executive Vice President and Chief Investment Officer
Bill D. Fife                            Senior Vice President, Independence Financial Network
Ralph L. Crews                          Senior Vice President, Career Agency System
Ann M. Strootman                        Vice President and Controller
Frederick M. Rackovan                   Vice President, New Business
Laura Ritzko                            Secretary
Richard F. Plush                        Vice President and Actuary
Frank J. Howell                         Vice President, Broker Dealer Network
Steven M. Herzberg                      Assistant Vice President and Treasurer
Raymond G. Caucci                       Assistant Vice President and Product Manager Actuary
Franklin L. Best, Esq.                  Managing Corporate Counsel

     The business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 29: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

          PENN MUTUAL LIFE INSURANCE COMPANY WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware

     Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania

     Penn Janney Fund, Inc.                  Investments                               Pennsylvania

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                           Pennsylvania

     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     INDEPRO CORPORATION                     Real Estate Investment                    Delaware

     WPI Investment Company                  Real Estate Investment                    Delaware

     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and Investment   Pennsylvania
                                             Adviser

     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                             Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     Indepro Property Fund I Corporation     Real Estate Investment                    Delaware

     Indepro Property Fund II Corporation    Real Estate Investment                    Delaware

     Commons One Corporation                 Real Estate Investment                    Delaware

     West Hazleton, Inc.                     Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania

     JMS Investor Services, Inc.             Insurance Sales                           Delaware

All subsidiaries listed above are included in the Registrant's consolidated financial statements.

ITEM 30. INDEMNIFICATION

     Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

     Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

     Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31: PRINCIPAL UNDERWRITERS

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

Daniel J. Toran, Chairman of the Board
Steven O. Miller, Director, President and Chief Financial Officer
Michael Biondolillo, Director
Larry L. Mast, Director
Nina M. Mulrooney, Director and Senior Vice President, Compliance
Linda Simon, Senior Vice President, Trading and Operations
Patricia L. Carbee, Vice President, Sale and Marketing
Joseph R. Englert, Vice President, Trading and Operations
Charles Bennett, Vice President, Compliance
Franklin L. Best, Jr., Counsel
Laura M. Ritzko, Secretary
J. Clay Luby, Treasurer
Elizabeth A. Knoll, Assistant Treasurer

Eileen M. Tkacik, Auditor

The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran, Biondolillo, Luby and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania, 19044.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

                                      NET
                                 UNDERWRITING
                                 DISCOUNTS AND     COMPENSATION      BROKERAGE         OTHER
NAME OF PRINCIPAL UNDERWRITER    COMMISSIONS       ON REDEMPTION    COMMISSIONS     COMPENSATION
-----------------------------    -------------     -------------    -----------     ------------
Hornor, Townsend & Kent, Inc.      $418,199             $ 0              $ 0            $ 0

ITEM 32: LOCATION OF ACCOUNTS AND RECORDS

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

The Penn Mutual Life Insurance Company
600 Dresher Road
Horsham, Pennsylvania  19044

ITEM 33: MANAGEMENT SERVICES

Not applicable.

ITEM 34: FEE REPRESENTATION

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Horsham, and the State of Pennsylvania, on the 29th day of April, 2003.

                                         THE PENN MUTUAL LIFE INSURANCE COMPANY
                                         ON ITS BEHALF AND ON BEHALF OF
                                         PENN MUTUAL VARIABLE LIFE ACCOUNT I.

                                         By: /s/ Robert E. Chappell
                                             ------------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to this Registration Statement has been signed below by the following persons in the capacities and on the 29th day of April, 2003.

SIGNATURE                                            TITLE
---------                                            -----
/s/ Robert E. Chappell                  Chairman of the Board of Trustees
---------------------------             and Chief Executive Officer
    Robert E. Chappell

/s/ Nancy S. Brodie                     Executive Vice President
---------------------------             and Chief Financial Officer
     Nancy S. Brodie

*JULIA CHANG BLOCH                      Trustee

*EDWARD G. BOEHNE                       Trustee

*JOAN P. CARTER                         Trustee

*PHILIP E. LIPPINCOTT                   Trustee

*JOHN F. McCAUGHAN                      Trustee

*ALAN B. MILLER                         Trustee

*EDMOND F. NOTEBAERT                    Trustee

*ROBERT H. ROCK                         Trustee

*DANIEL J. TORAN                        Trustee

*WESLEY S. WILLIAMS, JR.                Trustee

*By /s/ Robert E. Chappell
    ----------------------
    Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

            (n)          Consent of Ernst & Young, LLP